     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998


                                              1933 Act Registration No. 33-90984
                                              1940 Act Registration No. 811-9014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                         POST-EFFECTIVE AMENDMENT NO. 4                      /X/


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 7                              /X/


                   CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                          CIGNA LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (860) 726-6000


                                           COPIES TO:

Mark A. Parsons, Esquire                   George N. Gingold, Esquire
CIGNA Life Insurance Company               197 King Philip Drive
900 Cottage Grove Road                     West Hartford, CT 06117-1409
Hartford, Connecticut 06152
(NAME AND ADDRESS OF
AGENT FOR SERVICE)


            Approximate date of proposed public offering: Continuous


    An indefinite amount of the securities offered by this Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration. Form 24F-2 for Registrant's most recent fiscal year, which ended December 31, 1997, was filed February 27, 1998.


    It is proposed that this filing will become effective:
_________  immediately upon filing pursuant to paragraph (b) of Rule 485

____X___  on May 1, 1998, pursuant to paragraph (b) of Rule 485

_________  60 days after filing pursuant to paragraph (a) of Rule 485
_________  on May 1, 1997, pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                              PURSUANT TO RULE 481
                  SHOWING LOCATION IN PART A (PROSPECTUS) AND
                  PART B (STATEMENT OF ADDITIONAL INFORMATION)
         OF REGISTRATION STATEMENT OF INFORMATION REQUIRED BY FORM N-4
                                     PART A

ITEM OF FORM N-4                                                                        PROSPECTUS CAPTION
-----------------------------------------------------------------  ------------------------------------------------------------
 1.  Cover Page..................................................  Cover Page
 2.  Definitions.................................................  Definitions
 3.  Synopsis....................................................  Highlights; Fees and Expenses
 4.  Condensed Financial Information.............................  Condensed Financial Information
 5.  General
     (a) Depositor...............................................  The Company and the Variable Account
     (b) Registrant..............................................  The Company and the Variable Account
     (c) Portfolio Company.......................................  The Funds
     (d) Fund Prospectus.........................................  The Funds
     (e) Voting Rights...........................................  The Funds -- Voting Rights
 6.  Deductions and Expenses
     (a) General.................................................  Charges and Deductions
     (b) Sales Load %............................................  Charges and Deductions -- Contingent Deferred Sales Charge
                                                                    (Sales Load)
     (c) Special Purchase Plan...................................  N/A
     (d) Commissions.............................................  Distribution of the Contracts
     (e) Fund Expenses...........................................  Fees and Expenses -- Fund Portfolio Annual Expenses
     (f) Organizational Expenses.................................  N/A
 7.  Contracts
     (a) Persons with Rights.....................................  Other Contract Features (Ownership Assignment, Beneficiary,
                                                                    Change of Beneficiary, Annuitant, Surrenders and Partial
                                                                    Withdrawals, Death of Contract Owner, Death of Annuitant);
                                                                    Annuity Provisions; Voting Rights
     (b) (i) Allocation of Premium Payments......................  Premium Payments and Contract Value -- Allocation of Premium
                                                                    Payments
     (ii)Transfers...............................................  Transfer of Contract Values Between Sub-Accounts
     (iii)Exchanges..............................................  N/A
     (c) Changes.................................................  Modification; Substitution of Securities; Change in
                                                                    Operation of Variable Account
     (d) Inquiries...............................................  Cover Page; Highlights
 8.  Annuity Period..............................................  Annuity Provisions
 9.  Death Benefit...............................................  Death of the Contract Owner; Death of the Annuitant;
                                                                    Optional Death Benefit (Prospectus No. 1 only)
10.  Purchase and Contract Values
     (a) Purchases...............................................  Premium Payments
     (b) Valuation...............................................  Contract Value; Accumulation Unit;
     (c) Daily Calculation.......................................  Accumulation Unit; Allocation of Premium Payments
     (d) Underwriter.............................................  Distribution of the Contracts
11.  Redemptions
     (a) By Owners...............................................  Surrenders
     By Annuitant................................................  Annuity Provisions -- Variable Options
     (b) Texas ORP...............................................  N/A
     (c) Check Delay.............................................  Delay of Payments and Transfers
     (d) Lapse...................................................  N/A
     (e) Free Look...............................................  Highlights
12.  Taxes.......................................................  Tax Matters
13.  Legal Proceedings...........................................  Legal Proceedings

ITEM OF FORM N-4                                                                        PROSPECTUS CAPTION
-----------------------------------------------------------------  ------------------------------------------------------------
14.  Table of Contents for the Statement of Additional
      Information................................................  Table of Contents of the Statement of Additional Information

                                     PART B

ITEM OF FORM N-4                                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------------------------------------------  ------------------------------------------------------------
15.  Cover Page..................................................  Cover Page
16.  Table of Contents...........................................  Table of Contents
17.  General Information and History.............................  a) N/A
                                                                   b) N/A
                                                                   c) (Prospectus) The Company and The Variable Account; The
                                                                      Fixed Account
18.  Services
     (a) Fees and Expenses of Registrant.........................  N/A
     (b) Management Contracts....................................  N/A
     (c) Custodian...............................................  Custody of Assets
     Independent Accountant......................................  Experts
     (d) Assets of Registrant....................................  N/A
     (e) Affiliated Person.......................................  N/A
     (f) Principal Underwriter...................................  N/A
19.  Purchase of Securities Being Offered........................  Distribution of the Contracts
     Offering Sales Load.........................................  Distribution of the Contracts; (Prospectus) Charges and
                                                                    Deductions -- Contingent Deferred Sales Charge (Sales Load)
20.  Underwriters................................................  Distribution of the Contracts; (Prospectus) Distribution of
                                                                    the Contracts
21.  Calculation of Performance Data.............................  Investment Experience; Historical Performance Data
22.  Annuity Payments............................................  (Prospectus) Annuity Provisions
23.  Financial Statements........................................  Financial Statements

                          PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                                                          PART C CAPTION
-----------------------------------------------------------------  ------------------------------------------------------------
24.  Financial Statements and Exhibits...........................  Financial Statements and Exhibits
     (a) Financial Statements....................................  Financial Statements
     (b) Exhibits................................................  Exhibits
25.  Directors and Officers of the Depositor.....................  Directors and Officers of the Depositor
26.  Persons Controlled By or Under Common Control with the
      Depositor or Registrant....................................  Persons Controlled By or Under Common Control with the
                                                                    Depositor or Registrant
27.  Number of Owners............................................  Number of Owners
28.  Indemnification.............................................  Indemnification
29.  Principal Underwriters......................................  Principal Underwriter
30.  Location of Accounts and Records............................  Location of Accounts and Records
31.  Management Services.........................................  Management Services
32.  Undertakings................................................  Undertakings
     Signature Page..............................................  Signatures

                               PART A. PROSPECTUS

CIGNA LIFE INSURANCE COMPANY

                                                                          [LOGO]
CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I


HOME OFFICE LOCATION:   MAILING ADDRESS:              LOCKBOX ADDRESS: BY MAIL:      LOCKBOX ADDRESS: BY COURIER:
900 COTTAGE GROVE ROAD  ANNUITY & VARIABLE LIFE       CIGNA LIFE INSURANCE COMPANY   CIGNA LIFE INSURANCE COMPANY
BLOOMFIELD, CT          SERVICES CENTER: ROUTING      P.O. BOX 30790                 C/O FLEET BANK
                        S-249                         HARTFORD, CT 06150             20 CHURCH STREET
                        HARTFORD, CT 06152 - 2249                                    20TH FLOOR, MSN275
                        TELEPHONE:  (800) 552-9898                                   HARTFORD, CT 06120
                                                                                     ATTN: LOCKBOX 30790


--------------------------------------------------------------------------------

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

    The Flexible Payment Deferred Variable Annuity Contracts (the "Contracts") described in this prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments on a fixed or variable basis. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes. The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Matters -- Qualified Plans.") Premium payments for the Contracts will be allocated to a segregated investment account of CIGNA Life Insurance Company (the "Company"), designated CIGNA Variable Annuity Separate Account I (the "Variable Account"), or to the Fixed Account, or some combination of them, as selected by the owner of the Contract.


    The following funding options are available under a Contract: Through the Variable Account, the Company offers nineteen diversified open-end management investment companies (commonly called mutual funds), each with a different investment objective: The Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Asset Manager Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. The fixed interest option offered under a Contract is the Fixed Account. Premium payments or transfers allocated to the Fixed Account, and 3% interest per year thereon, are guaranteed, and additional interest may be credited, with certain withdrawals subject to a market value adjustment and withdrawal charges. Unless specifically mentioned, this prospectus only describes the variable investment options.



    This entire prospectus, and those of the Funds, should be read carefully before investing to understand the Contracts being offered. The "Statement of Additional Information" dated May 1, 1998, available at no charge by calling or writing the Company's Annuity & Variable Life Services Center as shown above, provides further information. Its Table of Contents is at the end of this prospectus.


    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE CONTRACTS OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS DATED: MAY 1, 1998

                               TABLE OF CONTENTS

                   CONTENTS                        PAGE
DEFINITIONS....................................          3
HIGHLIGHTS.....................................          5
FEES AND EXPENSES..............................          7
CONDENSED FINANCIAL INFORMATION................         11
THE COMPANY AND THE
 VARIABLE ACCOUNT..............................         11
THE FUNDS......................................         12
  General......................................         15
  Substitution of Securities...................         15
  Voting Rights................................         15
PREMIUM PAYMENTS AND
 CONTRACT VALUE................................         16
  Premium Payments.............................         16
  Allocation of Premium Payments...............         16
  Optional Variable Account Sub-Account
   Allocation Programs.........................         17
    Dollar Cost Averaging......................         17
    Automatic Rebalancing......................         18
  Contract Value...............................         18
  Accumulation Unit............................         18
CHARGES AND DEDUCTIONS.........................         19
  Contingent Deferred Sales Charge (Sales
   Load).......................................         19
  Mortality and Expense Risk Charge............         20
  Administrative Expense Charge................         20
  Account Fee..................................         20
  Premium Tax Equivalents......................         21
  Income Taxes.................................         21
  Fund Expenses................................         21
  Transfer Fee.................................         21
  Optional Death Benefit.......................         21
OTHER CONTRACT FEATURES........................         23
  Ownership....................................         23
  Assignment...................................         24
  Beneficiary..................................         24
  Change of Beneficiary........................         24
  Annuitant....................................         24
  Transfer of Contract Values between
   Sub-Accounts................................         24
  Procedures for Telephone Transfers...........         25
  Surrenders and Partial Withdrawals...........         26
  Delay of Payments and Transfers..............         26
  Death of the Contract Owner before the
   Annuity Date................................         27
  Death of the Annuitant before the Annuity
   Date........................................         27

                   CONTENTS                        PAGE

  Death of the Annuitant after the
   Annuity Date................................         27
  Change in Operation of Variable Account......         28
  Modification.................................         28
  Discontinuance...............................         28
ANNUITY PROVISIONS.............................         28
  Annuity Date; Change in Annuity Date and
   Annuity Option..............................         28
  Annuity Options..............................         29
  Fixed Options................................         29
  Variable Options.............................         29
  Evidence of Survival.........................         31
  Endorsement of Annuity Payment...............         31
THE FIXED ACCOUNT..............................         31
  Market Value Adjustment......................         33
DISTRIBUTION OF THE CONTRACTS..................         34
PERFORMANCE DATA...............................         34
  Money Market Sub-Account.....................         34
  Other Sub-Accounts...........................         34
  Performance Ranking or Rating................         35
TAX MATTERS....................................         35
  General......................................         36
  Diversification..............................         36
  Distribution Requirements....................         37
  Multiple Contracts...........................         37
  Tax Treatment of Assignments.................         38
  Withholding..................................         38
  Section 1035 Exchanges.......................         38
  Tax Treatment of Withdrawals -- Non-Qualified
   Contracts...................................         38
  Qualified Plans..............................         38
  Section 403(b) Plans.........................         39
  Individual Retirement Annuities..............         39
  Corporate Pension and Profit-Sharing Plans
   and H.R. 10 Plans...........................         39
  Deferred Compensation Plans..................         40
  Tax Treatment of Withdrawals -- Qualified
   Contracts...................................         40
FINANCIAL STATEMENTS...........................         40
YEAR 2000 ISSUES...............................         40
LEGAL PROCEEDINGS..............................         41
TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION........................         42
APPENDIX I.....................................         43
  Illustration of Cost of Optional Death
   Benefits....................................         43

DEFINITIONS

                    ACCUMULATION PERIOD: The period from the Effective Date to the Annuity Date, the date on which the Death Benefit becomes payable or the date on which the Contract is surrendered or annuitized, whichever is earliest.

                    ACCUMULATION UNIT: A measuring unit used to calculate the value of the Owner's interest in each funding option used in the variable portion of the Contract prior to the Annuity Date.

                    ANNUITANT: A person designated by the Owner in writing upon whose continuation of life any series of payments for a definite period or involving life contingencies depends. If the Annuitant dies before the Annuity Date, the Owner becomes the Annuitant until naming a new Annuitant.


                    ANNUITY & VARIABLE LIFE SERVICES CENTER: The office of the Company to which notices are given and any customer service requests are made. Mailing address: Annuity & Variable Life Services Center, Routing S-249, Hartford, CT 06152-2249. Premium payments must be sent, and all other correspondence may be sent, to either Lockbox address: If by mail: P.O. Box 30790, Hartford, CT 06150; If by overnight courier: c/o Fleet Bank, 20 Church Street, 20th Floor, MSN275, Hartford, CT 06120, Attn: Lockbox 30790


                    ANNUITY ACCOUNT VALUE: The value of the Contract at any point in time.

                    ANNUITY DATE: The date on which annuity payments commence.

                    ANNUITY OPTION: The arrangement under which annuity payments are made.

                    ANNUITY PERIOD: The period starting on the Annuity Date.

                    ANNUITY UNIT: A measuring unit used to calculate the portion of annuity payments attributable to each funding option used in the variable portion of the Contract on and after the Annuity Date.

                    BENEFICIARY: The person entitled to the Death Benefit, who must also be the "Designated Beneficiary" for purposes of
                    Section 72(s) of the Code, upon the Owner's death.

                    CODE: The Internal Revenue Code of 1986, as amended.

                    COMPANY: CIGNA Life Insurance Company.

                    CONTRACT: The Variable Annuity Contract described in this prospectus.

                    CONTRACT ANNIVERSARY, CONTRACT YEAR, EFFECTIVE DATE: The Contract's Effective Date is the date it is issued. It is also the date on which the first Contract Year, a 12-month period, begins. Subsequent Contract Years begin on each Contract Anniversary, which is the anniversary of the Effective Date.

                    CONTRACT MONTH: The period from one Monthly Anniversary Date to the next.

                    CONTRACT OWNER (OR OWNER): The person(s) initially designated in the application or order to purchase or otherwise, unless later changed, as having all ownership rights under the Contract.

                    FIXED ACCOUNT: Those Sub-Accounts associated with Guaranteed Periods and Guaranteed Rates. Fixed Account Assets are maintained in the Company's General Account and not allocated to the Variable Account.

                    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

                    FUND(S): One or more of The Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- VIP II Investment Grade Bond Portfolio and VIP II Asset Manager Portfolio; MFS-Registered Trademark-Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. Each is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Contract.


                    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during a Guaranteed Period.

                    GUARANTEED PERIOD: The period for which interest, at either an initial or subsequent Guaranteed Interest Rate, will be credited to any amounts which an Owner allocates to a Fixed Account Sub-Account. In most states in which these Contracts are issued, this period may be one, three, five, seven or ten years, as elected by the Owner.

                    GUARANTEED PERIOD AMOUNT: Any portion of a Purchaser's Annuity Account Value allocated to a specific Guaranteed Period with a specified Expiration Date (including credited interest thereon).

                    INDEX RATE: An index rate based on the Treasury Constant Maturity Series published by the Federal Reserve Board.

                    IN WRITING: In a written form satisfactory to the Company and received by the Company at its Annuity & Variable Life Services Center.

                    MONTHLY ANNIVERSARY DATE: The monthly anniversary of the Effective Date, as shown on the specifications page of the Contract, when the Company makes the monthly calculation of any charge for the Optional Death Benefit.

                    NON-QUALIFIED CONTRACTS: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Code Section 401, 403, 408, or
                    457. The owner of a Non-Qualified Contract must be a natural person or an agent for a natural person in order for the Contract to receive favorable income tax treatment as an annuity.

                    PAYEE: A recipient of payments under the Contract.

                    PREMIUM PAYMENT: Any amount paid to the Company cleared in good funds as consideration for the benefits provided by the Contract. Includes the initial Premium Payment and subsequent Premium Payments.

                    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Code Section 401, 403, 408 or 457.

                    SEVEN YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 7th, 14th, 21st and 28th Contract Anniversaries.

                    SHARES: Shares of a Fund.

                    SUB-ACCOUNT: That portion of the Fixed Account associated with specific Guaranteed Period(s) and Guaranteed Interest Rate(s) and that portion of the Variable Account which invests in shares of a specific Fund.

                    SURRENDER (OR WITHDRAWAL): When a lump sum amount representing all or part of the Annuity Account Value (minus any applicable withdrawal charges, contract fees, and premium tax equivalents and adjusted for any Market Value Adjustment) is paid to the Owner. After a full surrender, all of the Owner's rights under the Contract are terminated. In this prospectus, the terms "surrender" and "withdrawal" are used interchangeably.

                    SURRENDER DATE: The date the Company processes the Owner's election to surrender the Contract or to receive a partial withdrawal.

                    VALUATION DATE: Every day on which Accumulation Units are valued, which is each day on which the New York Stock Exchange ("NYSE") is open for business, except any day on which trading on the NYSE is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission ("Commission"), so that valuation or disposal of securities is not practicable.

                    VALUATION PERIOD: The period of time beginning on the day following the Valuation Date and ending on the next Valuation Date. A Valuation Period may be more than one day in length.

                    VARIABLE ACCOUNT: CIGNA Variable Annuity Separate Account I, a separate account of the Company under Connecticut law, in which the assets of the Sub-Account(s) funded through shares of one or more of the Funds are maintained. Assets of the Variable Account attributable to the Contracts are not chargeable with the general liabilities of the Company.

                    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Accumulation Period.

                    VARIABLE ANNUITY UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Annuity Period, to determine the amount of each variable annuity payment.

HIGHLIGHTS

                    Premium Payments attributable to the variable portion of the Contracts will be allocated to a segregated asset account of CIGNA Life Insurance Company (the "Company") which has been designated CIGNA Variable Annuity Separate Account I (the "Variable Account"). The Variable Account invests in shares of one or more of the Funds available to fund the Contract as selected by the Owner. Contract Owners bear the investment risk for all amounts allocated to the Variable Account. The Contract's provisions may vary in some states. Inquiries about the Contracts may be made to the Company's Annuity & Variable Life Services Center.

                    The Contract may be returned within 10 days after it is received, longer in some states. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the Premium Payment. In states where required, the Company will promptly refund the Premium Payment, less any partial surrenders. The Company has the right to allocate initial Premium Payments to the Money Market Sub-Account until the expiration of the right-to-examine period. If the Company does so allocate an initial Premium Payment, it will refund the greater of the Premium Payment, less any partial surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial Premium Payment to the Fund(s) designated in the application or order to purchase, unless state law requires a refund of Premium Payments rather than of Annuity Account Value.

                    A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a full surrender or partial withdrawal. The Contingent Deferred Sales Charge is imposed on Premium Payments within seven (7) years after their being made. Contract Owners may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments made, or any remaining portion thereof, ("the Fifteen Percent Free") without incurring a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the Premium Payment being surrendered or withdrawn was made. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders and withdrawals are deemed to be on a first-in, first-out basis.

                    The Contingent Deferred Sales Charge is found in the fee table. (See also "Charges and Deductions -- Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 7% of Premium Payments. There may also be a Market Value Adjustment on surrenders, withdrawals or transfers from the Fixed Account portion of the Contract.

                    There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.20% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contract (See "Charges and Deductions -- Mortality and Expense Risk Charge"), other than the Optional Death Benefit risk. (See "Charges and Deductions -- Optional Death Benefit")

                    There is an Administrative Expense Charge which is equal, on an annual basis, to 0.10% of the average daily net assets of the Variable Account. (See "Charges and Deductions -- Administrative Expense Charge")

                    There is an annual Account Fee of $35 which is waived if the Annuity Account Value equals or exceeds $100,000 at the end of the Contract Year. (See "Charges and Deductions -- Account Fee")

                    There is a charge for any Optional Death Benefit(s) elected. (See "Charges and Deductions -- Optional Death Benefit")

                    Premium tax equivalents or other taxes payable to a state or other governmental entity will be charged against Annuity Account Value (See "Charges and Deductions -- Premium Tax Equivalents").

                    Under certain circumstances there may be assessed a $10 transfer fee when a Contract Owner transfers Annuity Account Values from one Sub-Account to another (See "Charges and Deductions -- Transfer Fee").

                    There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts distributed:

                    (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is not a natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982. For federal income tax purposes, distributions are deemed to be on a last-in, first-out basis. Different tax withdrawal penalties and restrictions apply to Qualified Contracts issued pursuant to plans qualified under Code Section 401, 403(b), 408 or 457. (See "Tax Matters -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Matters."

                    MARKET VALUE ADJUSTMENT. In certain situations, a surrender or transfer of amounts from the Fixed Account will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between a rate based on an index published by the Federal Reserve Board as to current yields on U.S. government securities of various maturities at the time a surrender or transfer is made ("Index Rate"), and the Index Rate at the time that the Premium Payments being surrendered or transferred were made. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the Market Value Adjustment will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the Market Value Adjustment will generally result in a lower payment upon surrender or transfer. It is not applied against a surrender or transfer taking place at the end of the Guaranteed Period.

FEES AND EXPENSES

                    CONTRACT OWNER TRANSACTION FEES

                    Contingent Deferred Sales Charge (as a percentage of Premium Payments):

                    YEARS SINCE
                      PAYMENT     CHARGE
                    -----------   -------
                     0-1             7%
                     1-2             6%
                     2-3             5%     A Contract Owner may, during each Contract Year, withdraw up
                     3-4             4%     to 15% of Premium Payments made, or the remaining portion
                     4-5             3%     thereof, without incurring a Contingent Deferred Sales
                     5-6             2%     Charge.
                     6-7             1%
                     7+              0

                    Transfer Fee...  $10

                    - Not imposed on the first twelve transfers during a Contract Year.
                      Pre-scheduled automatic dollar cost averaging or automatic rebalancing transfers are not counted.

                    Account Fee...................  $35 per Contract Year

                    - Waived if Annuity Account Value at the end of the Contract
                      Year is $100,000 or more.

                    A Contract Owner may also elect the Optional Death Benefit(s) for which there is a charge, prorated among the Sub-Accounts, which depends on the age and gender classification (in accordance with state law) of the Owner (or the Annuitant, if the Owner is a non-natural person) and on the dollar amount which is at risk. (See "Charges and Deductions -- Optional Death Benefit.")

                    VARIABLE ACCOUNT ANNUAL EXPENSES
                    (as a percentage of average account value)

                    Mortality and Expense Risk Charge.................   1.20%
                    Administrative Expense Charge.....................   0.10%
                                                                        -----
                    Total Variable Account Annual Expenses............   1.30%

EXPENSE DATA

The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual Funds underlying the Variable Sub-Accounts.

                                   FEE TABLE

                                      THE ALGER AMERICAN FUND
                      --------------------------------------------------------
                                            ALGER        ALGER
                                           AMERICAN    AMERICAN      ALGER
                            ALGER         LEVERAGED     MIDCAP      AMERICAN
                       AMERICAN GROWTH      ALLCAP      GROWTH     SMALL CAP
                          PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO
                          --------        ----------   ---------  ------------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
 Expense Risk
 Charge.............        1.20%             1.20%     1.20%          1.20%
Administrative
 Expense Charge.....        0.10%             0.10%     0.10%          0.10%
Total Separate
 Account Annual
 Expenses...........        1.30%             1.30%     1.30%          1.30%
FUND PORTFOLIO
 ANNUAL EXPENSES
Management Fees.....        0.75%             0.85%     0.80%          0.85%
Other Expenses......        0.04%             0.15%     0.04%          0.04%
Total Fund Portfolio
 Annual Expenses....        0.79%             1.00%(1)  0.84%          0.89%

                                                   FIDELITY VARIABLE
                                                INSURANCE PRODUCTS FUNDS
                      ----------------------------------------------------------------------------
                        VIP II         VIP         VIP II
                         ASSET       EQUITY-     INVESTMENT   VIP MONEY     VIP HIGH       VIP
                        MANAGER       INCOME     GRADE BOND     MARKET       INCOME      OVERSEAS
                       PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                      -----------   ----------   ----------   ----------   ----------   ----------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
 Expense Risk
 Charge.............     1.20%         1.20%       1.20%        1.20%        1.20%        1.20%
Administrative
 Expense Charge.....     0.10%         0.10%       0.10%        0.10%        0.10%        0.10%
Total Separate
 Account Annual
 Expenses...........     1.30%         1.30%       1.30%        1.30%        1.30%        1.30%
FUND PORTFOLIO
 ANNUAL EXPENSES
Management Fees.....     0.55%         0.50%       0.44%        0.21%        0.59%        0.75%
Other Expenses......     0.10%         0.08%       0.14%        0.10%        0.12%        0.17%
Total Fund Portfolio
 Annual Expenses....     0.65%(2)      0.58%(2)    0.58%        0.31%        0.71%        0.92%(2)


------------------------

(1) Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is .04% of interest expense.



(2) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, Total Fund Portfolio Annual Expenses would have been 0.64% for the VIP II Asset Manager Portfolio, 0.57% for the VIP Equity-Income Portfolio and 0.90% for the VIP Overseas Portfolio.

The table does not reflect the deductions for the annual $35 Account Fee, charges for any Optional Death Benefit(s) selected, or premium tax equivalents. The information set forth should be considered together with the information provided in this Prospectus under the heading "Fees and Expenses", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.


        MFS VARIABLE INSURANCE TRUST                     NEUBERGER&BERMAN
--------------------------------------------       ADVISERS MANAGEMENT TRUST (5)
                                               -------------------------------------           OCC ACCUMULATION TRUST
                                                              LIMITED                   ------------------------------------
    MFS                          MFS WORLD                   MATURITY                    GLOBAL
TOTAL RETURN   MFS UTILITIES    GOVERNMENTS     BALANCED       BOND        PARTNERS      EQUITY       MANAGED     SMALL CAP
   SERIES         SERIES          SERIES       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------   -------------   -------------   ----------   -----------   ----------    ---------    ---------    ----------

    1.20%           1.20%           1.20%         1.20%         1.20%          1.20%        1.20%        1.20%         1.20%

    0.10%           0.10%           0.10%         0.10%         0.10%          0.10%        0.10%        0.10%         0.10%

    1.30%           1.30%           1.30%         1.30%         1.30%          1.30%        1.30%        1.30%         1.30%

    0.75%           0.75%           0.75%         0.85%(6)      0.65%(6)       0.80%(6)     0.79%(7)     0.80%(7)      0.80%(7)
    0.25%(4)        0.25%(4)        0.25%(4)      0.19%         0.12%          0.06%        0.40%(8)     0.07%(8)      0.17%(8)

    1.00%(3)        1.00%(3)        1.00%(3)      1.04%         0.77%          0.86%        1.19%(9)     0.87%(9)      0.97%(9)


------------------------------

(3) The Adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the Total Return Series, Utilities Series and World Government Series would be 0.27%, 0.45% and 0.40% respectively, and "Total Fund Portfolio Expenses" would be 1.02%, 1.20% and 1.15% respectively, for these Series. See "Information Concerning Shares of Each Series--Expenses."


(4) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses".


(5) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust.


(6) The figures reported here are "Investment Management and Administration Fees" which include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


(7) Reflects management fees after taking into effect any waiver.



(8) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.



(9) Total Portfolio Expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: .80%, .17% and .97%, respectively, for the Small Cap Portfolio, .80%, .07% and .87%, respectively, for the Managed Portfolio and .80%, .40% and 1.20%, respectively, for the Global Equity Portfolio.

                    EXAMPLES

                    The Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and assuming all Premium Payments are allocated to the Variable Account:


                                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                  ------   -------   -------   --------
                     1. IF THE CONTRACT IS SURRENDERED AT THE END OF THE APPLICABLE TIME PERIOD:
                     Alger American Growth Portfolio............................   $83      $114      $148       $261
                     Alger American Leveraged AllCap Portfolio..................   $84      $117      $153       $272
                     Alger American MidCap Growth Portfolio.....................   $82      $112      $145       $256
                     Alger American Small Capitalization Portfolio..............   $82      $111      $142       $251
                     Fidelity VIP Equity-Income Portfolio.......................   $79      $104      $131       $229
                     Fidelity VIP Money Market Portfolio........................   $81      $108      $138       $242
                     Fidelity VIP High Income Portfolio.........................   $83      $115      $149       $264
                     Fidelity VIP Overseas Portfolio............................   $79      $104      $131       $229
                     Fidelity VIP II Asset Manager Portfolio....................   $80      $106      $135       $236
                     Fidelity VIP II Investment Grade Bond Portfolio............   $77      $ 96      $117       $200
                     MFS Total Return Series....................................   $84      $117      $153       $272
                     MFS Utilities Series.......................................   $84      $117      $153       $272
                     MFS World Governments Series...............................   $84      $117      $153       $272
                     N&B AMT Balanced Portfolio.................................   $81      $110      $141       $249
                     N&B AMT Limited Maturity Bond Portfolio....................   $82      $113      $146       $258
                     N&B AMT Partners Portfolio.................................   $84      $118      $155       $276
                     OCC Accumulation Trust Global Equity Portfolio.............   $86      $123      $163       $291
                     OCC Accumulation Trust Managed Portfolio...................   $82      $113      $147       $259
                     OCC Accumulation Trust Small Cap Portfolio.................   $83      $116      $152       $269


                    2.  IF THE CONTRACT IS NOT SURRENDERED OR IF IT IS
                    ANNUITIZED:


                     Alger American Growth Portfolio............................   $23      $ 71      $122       $261
                     Alger American Leveraged AllCap Portfolio..................   $24      $ 75      $128       $272
                     Alger American MidCap Growth Portfolio.....................   $23      $ 70      $119       $256
                     Alger American Small Capitalization Portfolio..............   $22      $ 68      $117       $251
                     Fidelity VIP Equity-Income Portfolio.......................   $20      $ 62      $106       $229
                     Fidelity VIP Money Market Portfolio........................   $21      $ 66      $113       $242
                     Fidelity VIP High Income Portfolio.........................   $23      $ 72      $124       $264
                     Fidelity VIP Overseas Portfolio............................   $20      $ 62      $106       $229
                     Fidelity VIP II Asset Manager Bond Portfolio...............   $21      $ 64      $110       $236
                     Fidelity VIP II Investment Grade Bond Portfolio............   $17      $ 53      $ 92       $200
                     MFS Total Return Series....................................   $24      $ 75      $128       $272
                     MFS Utilities Series.......................................   $24      $ 75      $128       $272
                     MFS World Governments Series...............................   $24      $ 25      $128       $272
                     N&B AMT Balanced Portfolio.................................   $22      $ 68      $116       $249
                     N&B AMT Limited Maturity Bond Portfolio....................   $23      $ 70      $121       $258
                     N&B AMT Partners Portfolio.................................   $25      $ 76      $130       $276
                     OCC Accumulation Trust Global Equity Portfolio.............   $26      $ 80      $137       $291
                     OCC Accumulation Trust Managed Portfolio...................   $23      $ 71      $121       $259
                     OCC Accumulation Trust Small Cap Portfolio.................   $24      $ 74      $126       $269


                    The preceding tables are intended to assist the Owner in understanding the costs and expenses borne, directly or indirectly, by Premium Payments allocated to the Variable Account. These include the expenses of the Funds, certain of which are subject to expense reimbursement arrangements which may be subject to change. See the Funds' Prospectuses. In addition to the expenses listed above, charges for premium tax equivalents and charges for any Optional Death Benefit(s) selected may be applicable.

                    These examples reflect the annual $35 Account Fee as an annual charge of .07% of assets, based upon an anticipated average Annuity Account Value of $50,000.

                    THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION


                    The Variable Account commenced operations on January 22, 1996. There follows, for each of the nineteen Variable Account Sub-Accounts available under the Contracts, information regarding the changes in the Accumulation Unit Values from the date of inception to December 31, 1997, and the number of Accumulation Units outstanding at December 31, 1997.



                                                                       NUMBER OF
                                     ACCUMULATION   ACCUMULATION   ACCUMULATION UNITS
                                      UNIT VALUE     UNIT VALUE       OUTSTANDING
            SUB-ACCOUNT              AT 12/31/96    AT 12/31/97         12/31/97
-----------------------------------  ------------   ------------   ------------------
                                     (IN DOLLARS)
                                     ------------
Alger American Growth Portfolio....      10.144         12.591          533,777
Alger American Leveraged AllCap
 Portfolio.........................      10.507         12.411          192,937
Alger American MidCap Growth
 Portfolio.........................      11.319         12.849          347,797
Alger American Small Cap
 Portfolio.........................       9.869         10.850          454,338
Fidelity VIP Equity-Income
 Portfolio.........................      11.014         13.926          515,383
Fidelity VIP Money Market
 Portfolio.........................      10.339         10.763          186,254
Fidelity VIP High Income
 Portfolio.........................      10.659         12.379          244,455
Fidelity VIP Overseas Portfolio....      10.640         11.715          111,798
Fidelity VIP II Asset Manager
 Portfolio.........................      11.112         13.233           61,335
Fidelity VIP II Investment Grade
 Bond Portfolio....................      10.278         11.063          127,249
MFS Total Return Series............      10.935         13.092          248,453
MFS Utilities Series...............      11.879         15.441           29,938
MFS World Governments Series.......      10.461         10.208           33,023
N&B AMT Balanced Portfolio.........      10.197         12.022           89,317
N&B AMT Limited Maturity Bond
 Portfolio.........................      10.279         10.829           43,616
N&B AMT Partners Portfolio.........      12.177         15.774          375,038
OCC Accumulation Trust Global
 Equity Portfolio..................      11.044         12.430          452,255
OCC Accumulation Trust Managed
 Portfolio.........................      11.575         13.972          823,864
OCC Accumulation Trust Small Cap
 Portfolio.........................      11.375         13.725          154,786


                    --------------------------------------------

COMPANY AND THE VARIABLE ACCOUNT


                    THE COMPANY. The Company is a stock life insurance company incorporated under the laws of Connecticut in 1981. Its Home Office mailing address is Hartford, Connecticut 06152, Telephone (860) 726-6000. As of April 1, 1998, it has obtained authorization to do business in the District of Columbia and all states except New York and North Carolina. The Company issues group and individual life insurance policies and annuities. The Company is a wholly-owned subsidiary of Connecticut General Life Insurance Company which is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is CIGNA Life Insurance Company.


                    THE VARIABLE ACCOUNT. The Variable Account was established by the Company as a separate account on October 11, 1994 pursuant to a resolution of its Board of Directors. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. Although that portion of the assets maintained in the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

                    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, account fees, mortality and expense risk charges, administrative expense charges, the cost of any Optional Death Benefit(s) and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will purchase and redeem Fund shares on an aggregate basis and will be fully invested in Fund shares at all times.

THE FUNDS

                    Each of the nineteen Sub-Accounts of the Variable Account is invested solely in shares of one of the nineteen Funds available as funding vehicles under the Contracts. Each of the Funds is a series of one of six Massachusetts or Delaware business trusts, collectively referred to herein as the "Trusts", each of which is registered as an open-end, diversified management investment company under the 1940 Act.

                    The Trusts and their investment advisers and distributors are:


                        The Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038 and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;


                        Variable Insurance Products Fund ("Fidelity VIP"), and Variable Insurance Products Fund II ("Fidelity VIP II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;

                        MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        Neuberger & Berman Advisers Management Trust ("AMT Trust"), managed and distributed by Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006;

                        OCC Accumulation Trust ("OCC Trust")(formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                    Four Funds of ALGER Trust are available under the Contracts:
                        Alger American Growth Portfolio;
                        Alger American Leveraged AllCap Portfolio;
                        Alger American MidCap Growth Portfolio;
                        Alger American Small Capitalization Portfolio.

                    Four Funds of FIDELITY VIP are available under the
                    Contracts:
                        Equity-Income Portfolio ("Fidelity VIP Equity-Income Portfolio").
                        Money Market Portfolio ("Fidelity VIP Money Market
                    Portfolio").
                        High Income Portfolio ("Fidelity VIP High Income
                    Portfolio");
                        Overseas Portfolio ("Fidelity VIP Overseas Portfolio").

                    Two Funds of FIDELITY VIP II are available under the
                    Contracts:
                        Asset Manager Portfolio ("Fidelity VIP II Asset Manager
                    Portfolio");
                        Investment Grade Bond Portfolio ("Fidelity VIP II Investment Grade Bond Portfolio").

                    Three Funds of MFS Trust are available under the Contracts:
                        MFS Total Return Series;
                        MFS Utilities Series;
                        MFS World Governments Series.


                    Three Funds of N&B AMT Trust are available under the
                    Contracts:

                        Balanced Portfolio;
                        Limited Maturity Bond Portfolio;
                        Partners Portfolio.


                    Three Funds of OCC Accumulation Trust Trust are available under the Contracts:

                        Global Equity Portfolio;
                        Managed Portfolio;
                        Small Cap Portfolio.


                    The investment advisory fees charged the Funds by their advisers are shown in the Fee Table at pages 8 and 9 of this Prospectus.


                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN GROWTH PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, with the ability to engage in leveraging (up to one-third of assets) and options and futures transactions.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (Mid Cap Stocks):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Standard and Poor's MidCap 400 Index.


                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (Small Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

                    FIDELITY VIP II ASSET MANAGER PORTFOLIO (Balanced or Total Return) : Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO (Fixed Income -- Intermediate Term Bonds): Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.


                    FIDELITY VIP EQUITY-INCOME PORTFOLIO (Large Cap Stocks):
                    Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).


                    FIDELITY VIP MONEY MARKET PORTFOLIO (Money Market): Seeks as high a level of current income as is consistent with preserving capital and providing liquidity, through investment in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

                    FIDELITY VIP HIGH INCOME PORTFOLIO (High Yield Bonds): Seeks high current income by investing mainly in high yielding debt securities, with an emphasis on lower quality securities.

                    FIDELITY VIP OVERSEAS PORTFOLIO (International Equity):
                    Seeks long term growth of capital by investing mainly in foreign securities.

                    MFS TOTAL RETURN SERIES (Balanced or Total Return): Seeks primarily to obtain above-average income, (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES (Specialty): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.

                    MFS WORLD GOVERNMENTS SERIES (International Fixed Income):
                    Seeks not only preservation, but also growth, of capital together with moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities.

                    NEUBERGER & BERMAN AMT BALANCED PORTFOLIO (Balanced or Total Return): Seeks long-term capital growth and reasonable current income without undue risk to principal.

                    NEUBERGER & BERMAN AMT LIMITED MATURITY BOND PORTFOLIO (Short to Intermediate-Term Bonds): Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.


                    NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO (Large Cap Stocks): Seeks capital growth. Invests principally in common stocks of medium to large capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. The portfolio manager seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and the portfolio company's track record through all parts of the market cycle.



                    OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO (International Stocks): Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC ACCUMULATION TRUST MANAGED PORTFOLIO (Balanced or Total Return): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.



                    OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO (Small Cap Stocks): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.


                    The Neuberger & Berman AMT Partners Portfolio, Neuberger & Berman Limited Maturity Bond Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series, OCC Global Equity Portfolio, OCC Managed Portfolio, and the OCC Small Cap Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. Contract Owners bear the complete investment risk for Annuity Account Values allocated to a Variable Account Sub-Account. Each such Sub-Account involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Contract Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Contracts. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments and Contract Value -- Allocation of Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders. Shareholder votes take place whenever state law or the 1940 Act so require, for example on certain elections of Boards of Trustees, the initial approval of investment advisory contracts and changes in investment objectives and fundamental investment policies.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies. The Trusts do not foresee any disadvantage to Contract Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS AND CONTRACT VALUE

                    PREMIUM PAYMENTS

                    The Contracts may be purchased under a flexible premium payment plan. Premium Payments are payable in the frequency and in the amount selected by the Contract Owner. The initial Premium Payment is due on the Effective Date. It must be at least $2,000. Subsequent Premium Payments must be at least $100. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or order to purchase or Premium Payment. A Premium Payment in excess of $1 million requires preapproval by the Company.

                    The Company may, at its sole discretion, offer special premium payment programs and/ or waive the minimum payment requirements.

                    The Contract Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    ALLOCATION OF PREMIUM PAYMENTS

                    Premium Payments are allocated to one or more of the appropriate Sub-Accounts within the Variable Account and Fixed Account as selected by the Contract Owner. For each Variable Account Sub-Account, the Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    The Company will allocate the initial Premium Payment directly to the Sub-Account(s) selected by the Owner unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    Transfers do not necessarily affect the allocation instructions for payments. Subsequent payments will be allocated as directed by the Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Owner. The Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Annuity & Variable Life Services Center. A change will be effective for payments received on or after receipt of the written notice of change.

                    Any Premium Payment at the time of any allocation may be allocated to a single or multiple sub-accounts in whole percentages (e.g., 12%). No allocation can be made which would result in a Variable Account Sub-Account of less than $50 or a Fixed Account Sub-Account value of less than $2,000. Further, at this time, no more than 18 Fixed Account and Variable Account Sub-Accounts may be opened during the life of the Contract. The Company may expand this number at a future date.

                    The Company may, at its sole discretion, waive minimum premium allocation requirements or minimum Variable Account Sub-Account requirements.

                    For initial Premium Payments, if the application or order to purchase for a Contract is in good order, the Company will apply the Premium Payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt at the Accumulation Unit Value for the Valuation Period during which the Premium Payment is accepted unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    If the application or order to purchase for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application or order to purchase and the Premium Payment within five business days. The Company will not retain a Premium Payment for more than five business days while processing an incomplete application or order to purchase unless it has been so authorized by the purchaser.

                    For each subsequent Premium Payment, the Company will apply such payment to the Variable Account and credit the Contract with Accumulation Units at the Accumulation Unit Value for the Valuation Period during which each such payment was received in good order.

                    OPTIONAL VARIABLE ACCOUNT SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Contract Owner may elect to enroll in either of the following programs. However, both programs cannot be in effect at the same time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging is a program which, if elected by the Contract Owner, systematically allocates specified dollar amounts from the Money Market Sub-Account or the One-Year Fixed Account Sub-Account to one or more of the Contract's Variable Account Sub-Accounts at regular intervals as selected by the Contract Owner. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.

                    Dollar Cost Averaging may be selected by establishing a Money Market Sub-Account of at least $1,000 or the One-Year Fixed Account Sub-Account value of at least $2,500. The minimum amount per month to allocate is $50 (subject to the 18 Sub-Account limitation described under "Allocation of Premium Payments" above). Enrollment in this program may occur at any time by calling the Annuity & Variable Life Services Center or by providing the information requested on the Dollar Cost Averaging election form to the Company and ensuring that sufficient value is in the Money Market Sub-Account or the One-year Fixed Account Sub-Account. Transfers to any Fixed Account Sub-Account or from a Fixed Account Sub-Account other than the One-Year Fixed Account Sub-Account are not permitted under Dollar Cost Averaging. The Company may, at its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the One-Year Fixed Sub-Account is insufficient to complete the next transfer; (3) the Owner requests termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Contract is surrendered.

                    The Dollar Cost Averaging program is not available following the Annuity Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing is an option which, if elected by the Contract Owner, periodically restores to a pre-determined level the percentage of Contract Value allocated to each Variable Account Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the Contract was purchased, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a request to the Company.

                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Variable Account Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account Sub-Account is not available for Automatic Rebalancing.

                    Automatic Rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the Owner. Once the rebalancing option is activated, any Variable Account Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing option. Any subsequent premium payment or withdrawal that modifies the net account balance within each Variable Account Sub-Account may also cause termination of the Automatic Rebalancing option. Any such termination will be confirmed to the Owner. The Owner may terminate the Automatic Rebalancing option or re-enroll at any time by calling or writing the Annuity & Variable Life Services Center.

                    The Automatic Rebalancing program is not available following the Annuity Date. There is no current charge for Automatic Rebalancing but the Company reserves the right to charge for this program.

                    CONTRACT VALUE

                    The value of the Contract is the sum of the values attributable to the Contract for each Fixed and Variable Sub-Account. The value of each Variable Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

                    ACCUMULATION UNIT


                    Premium Payments allocated to the Variable Account are converted into Accumulation Units. This is done by dividing each Premium Payment by the value of an Accumulation Unit for the Valuation Period during which the Premium Payment is allocated to the Variable Account. The Accumulation Unit value for each Sub-Account was set initially at $10. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for any later Valuation Period is determined as follows:


                       (1)The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus


                       (2)The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by the Company that the Company determines result from the operations of the Variable Account; and


                       (3)The result of (2) is divided by the number of
                          Sub-Account units outstanding at the beginning of the Valuation Period.



                    The daily charges imposed on a Sub-Account for any Valuation Period are equal to the daily mortality and expense risk charge plus daily administrative expense charge multiplied by the number of calendar days in the Valuation Period.


CHARGES AND DEDUCTIONS

                    Various charges and deductions are made from Annuity Account Values and the Variable Account. These charges and deductions are:

                    CONTINGENT DEFERRED SALES CHARGE (SALES LOAD)

                    Upon a partial withdrawal or full surrender, a Contingent Deferred Sales Charge (sales load) will be calculated and will be deducted from the Annuity Account Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those Premium Payments received within seven (7) years of the date of partial withdrawal or full surrender. In calculating the Contingent Deferred Sales Charge, Premium Payments are allocated to the amount surrendered or withdrawn on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating Premium Payments to the amount withdrawn or surrendered; (b) multiplying each allocated Premium Payment that has been held under the Contract for the period shown below by the charge shown below:

                                   YEARS SINCE PAYMENT   CHARGE
                                   -------------------   -------
                                           0-1               7%
                                           1-2               6%
                                           2-3               5%
                                           3-4               4%
                                           4-5               3%
                                           5-6               2%
                                           6-7               1%
                                           7+                0

                    and (c) adding the products of each multiplication in (b) above. The charge will not exceed 7% of the Premium Payments. Any applicable negative Market Value Adjustment and Account Fee will be deducted before application of the Contingent Deferred Sales Charge. The charge is not imposed on any death benefit paid or upon amounts applied to an annuity option.

                    A Contract Owner may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments, or any remaining portion thereof, without incurring a Contingent Deferred Sales Charge. The earliest Premium Payments remaining in the Contract will be deemed withdrawn first under this Fifteen Percent Free, even if no Contingent Deferred Sales Charge would have been assessed on such a withdrawal. No Contingent Deferred Sales Charge will be deducted on withdrawals from Premium Payments which have been held under the Contract for more than seven (7) Contract Years or from annuity payments. The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect.

                    For a partial withdrawal, unless the Owner designates otherwise, the Contingent Deferred Sales Charge will be deducted proportionately from the Sub-Account(s) from which the withdrawal is to be made by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total of the values of the Sub-Accounts from which the partial withdrawal is made. If the value(s) of such Sub-Account(s) are insufficient, the amount payable on the withdrawal will be net of any remaining Contingent Deferred Sales Charges unless the Owner and the Company agree otherwise.

                    Commissions of up to 7.00% will be paid to broker-dealers who sell the Contracts, and the Company will incur other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

                    MORTALITY AND EXPENSE RISK CHARGE

                    The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.20% of the average daily net assets of the Variable Account (consisting of approximately .70% for mortality risks and approximately .50% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Account Fee and the Administrative Expense Charge.

                    If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

                    The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

                    ADMINISTRATIVE EXPENSE CHARGE

                    The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.10% of the average daily net assets of the Variable Account. This charge is to reimburse the Company for a portion of its expenses in administering the Contracts. This charge is guaranteed by the Company and cannot be increased, and the Company will not derive a profit from this charge.

                    ACCOUNT FEE

                    The Company deducts an annual Account Fee of $35 from the Annuity Account Value on the last Valuation Date of each Contract Year. This charge, like the Administrative Expense Charge, is to reimburse the Company for a portion of its administrative expenses (see above). Prior to the Annuity Date, this charge is deducted by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value. When the Contract is annuitized or surrendered for its full Surrender Value on other than a Contract Anniversary, the Account Fee will be prorated at the time of surrender or annuitization. On and after the Annuity Date, the Account Fee will be collected proportionately from the Sub-Account(s) on which the Variable Annuity payment is based, prorated on a monthly basis and will result in a reduction of the annuity payments. The Account Fee will be waived for any Contract Year in which the Annuity Account Value equals or exceeds $100,000 as of the last Valuation Date of the Contract Year.

                    PREMIUM TAX EQUIVALENTS

                    Premium tax equivalents or other taxes payable to a state, municipality or other governmental entity will be charged against Annuity Account Value. Premium taxes currently imposed by certain states on the Contracts offered hereby range from 0% to 3.5% of Premiums paid. Some states assess premium taxes at the time Premium Payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the Premium Payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct an equivalent amount reflecting investment experience from the Annuity Account Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

                    INCOME TAXES

                    While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

                    FUND EXPENSES

                    There are other deductions from, and expenses paid out of, the assets of the Funds which are described in the accompanying Funds' prospectuses.

                    TRANSFER FEE

                    Prior to the Annuity Date, a Contract Owner may transfer all or a part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any transfer fee or charge if there have been no more than three transfers made in the Contract Year (twelve if the Annuity Account Value is at least $5000 at the time of a transfer.) For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 per transfer. Prescheduled automatic Dollar Cost Averaging or Automatic Rebalancing transfers are not counted toward the twelve transfer limit. The Company reserves the right to charge a fee of up to $10 for each transfer after the Annuity Date. The transfer fee at any given time is guaranteed not to exceed $10, will not be set at a level greater than its cost and will contain no element of profit.

                    OPTIONAL DEATH BENEFIT

                    If no Optional Death Benefit is selected, the death benefit under the Contract will be the Annuity Account Value as of the date of payment of the death benefit. No additional charge is imposed for that death benefit.

                    For an additional charge, as described below, an Optional Death Benefit can be selected at the time the Contract is applied for. Under each form of Optional Death Benefit, the death benefit payable will be the greater of the Annuity Account Value, or some other amount as of the date of payment of the death benefit. That other amount can be one or more of

                    OPTION A. Premium Payments made, less partial withdrawals.

                    OPTION B. Premium Payments made, less partial withdrawals, with interest compounded daily at a rate equivalent to 5% per year during the first seven Contract Years. As of the beginning of the eighth Contract Year, the amount of death benefit will decrease and thereafter be equal to total Premium Payments made, less partial withdrawals. Only available if the Owner (or the Annuitant, if the Owner is a non-natural person) has not reached his or her 72nd birthday at the Effective Date.

                    OPTION C. The Annuity Account Value on the seven-year Contract Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent Premium Payments and partial withdrawals and charges made between the immediate preceding seven-year Contract Anniversary and the date and death benefit election is effective or is deemed to become effective (as referenced herein, seven-year Contract Anniversary means the seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven-year interval thereafter, for example, the 14th and 21st Contract Anniversaries).

                    OPTION D. The highest Annuity Account Value ever attained on a Contract Anniversary date, with adjustments for any subsequent Premium Payments and partial withdrawals made since the last determination of such highest value.

                    Once an election of one or more of these Optional Death Benefits has been made, it will remain in effect for the life of the Contract, unless the Owner chooses, by written notice to the Annuity & Variable Life Services Center, to discontinue such election. The Owner can only give one notice of discontinuance; such notice must address the discontinuance of one or more of the Optional Death Benefit(s) previously chosen. If no Optional Death Benefit(s) are selected initially, they cannot be added later, nor can the Owner change an initial selection to add Optional Death Benefit(s) after the Contract is issued.

                    At each Contract Anniversary, a charge will be made against Annuity Account Value (prorated among the Sub-Accounts used in the Contract, if more than one be used) for any Optional Death Benefit in effect for all or a portion of the Contract Year then ended. Such charge will be computed in the following manner, assuming for the sake of illustration that the Optional Death Benefit is in effect for the entire Contract Year.

                    On the last business day of each Contract Month during the Contract Year, the Company will calculate whether the amount payable under any of the Optional Death Benefits in effect on that date would exceed the Annuity Account Value on that date. If it would not exceed the Annuity Account Value on that date, then no charge for the Optional Death Benefit is accrued as of that date. If it would exceed the Annuity Account Value on that date, then a charge for the Optional Death Benefit is accrued as of that date. That charge is computed in accordance with mortality tables which are made a part of the Contract reflecting the Owner's age and gender classification (in accordance with state law) is computed on the Amount at Risk, which is the excess of the Optional Death Benefit over the Annuity Account Value on the last business day of the Contract Month. If the Owner is a corporation, partnership or other non-natural person, the measuring life will be the Annuitant's. No deduction is actually made from Annuity Account Value for the Optional Death Benefit until the Contract Anniversary except upon a full surrender or annuitization of the Contract or upon the payment of a Death Benefit, when the sum of any charges accrued at the end of each Contract Month during the Contract Year is deducted.

                    The annual rate per $1,000 of Amount at Risk charged for the Optional Death Benefit(s) is set forth in the following table:

                                                     COST OF OPTIONAL DEATH
                                                           BENEFIT(S)
                                                     ANNUAL RATE PER $1,000
                                                        OF AMOUNT AT RISK
                                          ATTAINED  -------------------------
                                               AGE   MALE    FEMALE   UNISEX
                    ------------------------------  -------  -------  -------
                                         less than
                                         40.......  $  2.40  $  1.99  $  2.20
                                         40-45....     3.02     2.54     2.78
                                         46-50....     4.92     4.02     4.47
                                         51-55....     7.30     5.70     6.50
                                         56-60....    11.46     8.34     9.90
                                         61-65....    17.54    11.55    14.55
                                         66-70....    27.85    18.19    23.02
                                         71-75....    43.30    27.57    35.44
                                         76-80....    70.53    47.33    58.93
                                         81-85....   117.25    87.04   102.15
                                         86-90....   179.55   147.37   163.46
                                         91+......   400.00   380.00   390.00

                    If, for example, at the end of a Contract Month the Optional Death Benefit (assuming payment of a death benefit on that date) were $40,000 and the Annuity Account Value were $30,000, the Amount at Risk would be $10,000. Suppose the Owner (or, if applicable, the Annuitant) were a female age
                    57. The charge accrued for the Optional Death Benefit that month would be 10 X $8.34, divided by 12 (reflecting one-twelfth of a year), or $6.95. If that proved to be the only Contract Month end during the Contract Year at which there were an Amount at Risk, that would be the only Optional Death Benefit charge accrued during the Contract Year. There is no daily deduction of a percentage of Annuity Account Values for any Optional Death Benefit. (See Appendix
                    1).

OTHER CONTRACT FEATURES

                    OWNERSHIP

                    The Contract Owner has all rights and may receive all benefits under the Contract. The Contract Owner may change the Contract Owner at any time. If the Contract Owner dies, a death benefit will be paid to the Beneficiary upon proof of the Contract Owner's death. If the Owner is a corporation, partnership or other non-natural person, the death benefit is paid upon receipt of due proof of the Annuitant's death. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Annuity & Variable Life Services Center. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received. Any Optional Death Benefit in effect at the time of a change of ownership will remain in effect. The cost of the Optional Death Benefit(s) will be based on the attained age of the new Owner (or the Annuitant, if the new Owner is a non-natural person).

                    For non-qualified contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. But in accordance with Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

                    ASSIGNMENT

                    The Contract Owner may assign the Contract at any time during his or her lifetime. Unless provided otherwise, an assignment will not affect the interest of any previously indicated Beneficiary. The Company will not be bound by any assignment until written notice is received by the Company at its Annuity & Variable Life Services Center. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before such assignment has been recorded at the Company's Annuity & Variable Life Services Center.

                    If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

                    BENEFICIARY

                    The Beneficiary is named when the Contract is applied for and, unless changed, is entitled to receive any death benefits to be paid. Prior to the Annuity Date, death benefits are paid to the Beneficiary on the death of the Owner.

                    CHANGE OF BENEFICIARY

                    The Contract Owner may change a Beneficiary by filing a written request with the Company at its Annuity & Variable Life Services Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Annuity & Variable Life Services Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

                    ANNUITANT

                    The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 90 years old. The Annuitant may be changed at any time prior to the Annuity Date. Joint Annuitants are allowed at the time of annuitization only, if the Company chooses to make a joint and survivor annuity payment option available in addition to the options provided in the Contract. The Annuitant has no rights or privileges prior to the Annuity Date. When an Annuity Option is elected, the amount payable as of the Annuity Date is based on the age and gender classification (in accordance with state law) of the Annuitant, as well as the Option selected and the Annuity Account Value.

                    TRANSFER OF CONTRACT VALUES BETWEEN SUB-ACCOUNTS

                    Prior to the Annuity Date, the Contract Owner may transfer all or part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10. (See "Charges and Deductions -- Transfer Fee") This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

                    After the Annuity Date, provided a variable annuity option was selected, the Contract Owner may make up to three transfers between Variable Sub-Accounts in any Contract Year.

                    All transfers are subject to the following:

                    A. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred, otherwise from the Sub-Account from which the transfer is made.

                    B. The minimum amount which may be transferred is the lesser of (i) $2,000 per Fixed Account Sub-Account or $50 per Variable Account Sub-Account; or (ii) the Contract Owner's entire interest in the Sub-Account. The Company, at its sole discretion, may waive these minimum requirements.

                    C. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $100.

                    D. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. Transfers are not permitted during the right-to-examine period.

                    E. Any transfer request must clearly specify the amount which is to be transferred and the Sub-Accounts which are to be affected.

                    F. Transfers of all or a portion of any Fixed Account Sub-Account values are subject to any applicable Market Value Adjustment;

                    G. The Company reserves the right to defer transfers from any Fixed Account Sub-Account for up to six months after date of receipt of the transfer request;

                    H. Transfers involving the Variable Account Sub-Accounts are subject to such restrictions as may be imposed by the Funds;

                    I.   The Company reserves the right at any time and without
                        prior notice to any party to terminate, suspend or modify the transfer privileges described above.

                    J.   After the Annuity Date, transfers may not take place
                        between a Fixed Annuity Option and a Variable Annuity Option.

                    K. The Company reserves the right to reject any premium allocation or transfer which would cause the Fixed Account Sub-Account values in aggregate to exceed then current Company limits.

                    Transfers between Sub-Accounts may be made via telephone by calling or writing the Annuity & Variable Life Services Center, or in writing to the Company. Transfer requests must be received prior to 4:00 pm Eastern Time in order to be effective that day.

                    Transfers between Sub-Accounts may be suspended or postponed during any period in which the New York Stock Exchange is closed or has suspended trading.

                    PROCEDURES FOR TELEPHONE TRANSFERS

                    Owners may effect telephone transfers by calling the Annuity & Variable Life Services Center.

                    The Company will take the following procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for specific information to validate the request. All calls will be recorded. All transactions performed will be confirmed by the Company in writing. The Company is not liable for any loss, cost or expense for acting on telephone instructions which are believed to be genuine in accordance with these procedures.

                    SURRENDERS AND PARTIAL WITHDRAWALS

                    While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the surrender or partial withdrawal of all or a portion of the Contract for its Surrender Value. Surrenders or partial withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value, unless the Contract Owner specifies in writing in advance which units are to be cancelled. The Company will pay the amount of any surrender or partial withdrawal within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Delay of Payments and Transfers")

                    Certain tax withdrawal penalties and restrictions may apply to surrenders and partial withdrawals from Contracts. (See "Tax Matters.") Contract Owners should consult their own tax counsel or other tax adviser regarding any surrenders and partial withdrawals.

                    The Surrender Value is the Annuity Account Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced, in the case of full surrender: by the sum of

                     a. any applicable premium tax equivalents not previously
                        deducted;

                     b. any applicable Account Fee;

                     c. any applicable Contingent Deferred Sales Charge; and

                    d. any applicable accrued charges for the Optional Death Benefit(s) and, in the case of partial withdrawals, by the sum: of a and C above.

                    DELAY OF PAYMENTS AND TRANSFERS

                    The Company reserves the right to suspend or postpone payments or transfers for any period when:

                     1. the New York Stock Exchange is closed (other than
                        customary weekend and holiday closings);

                     2. trading on the New York Stock Exchange is restricted;

                     3. an emergency exists as a result of which disposal of
                        securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

                     4. during any other period when the Commission, by order,
                        so permits for the protection of Contract Owners.

                    The applicable rules and regulations of the Commission will govern as to whether the conditions described in 2. and 3. exist.

                    The Company reserves the right to defer the payment or transfer of amounts withdrawn from any Fixed Account Sub-Account for a period not to exceed six months from the date written request for such withdrawal or transfer is received by the Company. If payment or transfer is deferred beyond thirty (30) days, the Company will pay interest of not less than 3% per year on amounts so deferred.

                    In addition, payment of the amount of any withdrawal derived, all or in part, from any Premium Payment paid to the Company by check or draft may be postponed until the Company determines the check or draft has been honored.

                    DEATH OF THE CONTRACT OWNER BEFORE THE ANNUITY DATE

                    In the event of death of the Contract Owner (or the Annuitant, if the Owner is a non-natural person) prior to the Annuity Date, a death benefit is payable to the Beneficiary designated by the Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death (a certified copy of the Death Certificate) and a payment election are received by the Company. Unless an Optional Death Benefit is selected and in effect, the value of the death benefit is equal to the Annuity Account Value. The Beneficiary may, at any time before the end of the sixty (60) day period immediately following receipt of due proof of death by the Company, elect the death benefit to be paid as follows:

                     1. the payment of the entire death benefit within five years of the date of the death of the Owner or Annuitant, whichever is applicable; or

                     2. payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or Annuitant, whichever is applicable (see "Annuity Provisions -- Annuity Options"); or

                     3. payment in accordance with one of the settlement options under the Contract (see "Annuity Provisions -- Annuity Options"); or

                     4. if the designated Beneficiary is the Owner's spouse, he/she can continue the Contract in his/her own name.

                    Payment amounts may vary with their frequency and duration (see "Annuity Provisions -- Annuity Options"). To the extent that the Beneficiary elects a variable payment option, the Beneficiary will bear the investment risk associated with the performance of the underlying Fund(s) in which the relevant Variable Sub-Account(s) invest(s).

                    If no payment option is elected, a single sum settlement will be made by the Company within seven (7) days of the end of the sixty (60) day period following receipt of due proof of death of the Owner or Annuitant as applicable.

                    If the Owner is a non-natural person, then for purposes of the death benefit, the Annuitant shall be treated as the Owner.

                    DEATH OF THE ANNUITANT BEFORE THE ANNUITY DATE

                    If the Annuitant dies prior to the Annuity Date and the Annuitant is different from the Contract Owner, the Contract Owner, if a natural person, may designate a new Annuitant. Unless and until one is designated, the Contract Owner will be the Annuitant. If the Contract Owner is not a natural person, then the death benefit, valued as described in "Death of the Contract Owner before the Annuity Date," is paid on due proof of the Annuitant's death.

                    DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE

                    If the Annuitant dies after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. The Company will require due proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                    CHANGE IN OPERATION OF VARIABLE ACCOUNT

                    At the Company's election and if deemed in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law; de-registered under the 1940 Act in the event registration is no longer required (deregistration of the Variable
                    Account requires an order by the Commission); or combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may transfer the assets of the Variable Account associated with the Contracts to another account or accounts. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contracts to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                    MODIFICATION

                    Upon notice to the Owner (or the Payee(s) during the Annuity Period), the Contracts may be modified by the Company if such modification: (i) is necessary to make the Contracts or the Variable Account comply with, or take advantage of, any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to attempt to assure continued qualification of the Contracts under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or
                    (iii) is necessary to reflect a change in the operation of the Variable Account or its Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contracts to reflect such modification.

                    In addition, upon notice to the Owner, the Contracts may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly fixed annuity payment, and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Contracts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. All of the charges and the annuity tables which are provided in the Contracts prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Contracts established prior to the effective date of such modification.

                    DISCONTINUANCE

                    The Company reserves the right to limit or discontinue the offer and issuance of new Contracts. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Contracts issued prior to the effective date of such limitation or discontinuance.

ANNUITY PROVISIONS

                    ANNUITY DATE; CHANGE IN ANNUITY DATE AND ANNUITY OPTION

                    The Contract Owner selects an Annuity Date at the time of application or order to purchase.

                    The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the month following the Annuitant's 90th birthday.

                    The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, select and/or change the Annuity Option.

                    ANNUITY OPTIONS

                    Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Annuity Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other settlement options. The Company uses sex distinct or unisex annuity rate tables when determining appropriate annuity payments.

                    FIXED OPTIONS

                    Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

                    FIRST OPTION -- LIFE ANNUITY. The Company will make equal monthly payments during the life of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. Under this option, it is possible only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

                    SECOND OPTION -- LIFE ANNUITY WITH CERTAIN PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender classification (in accordance with state law) of the Annuitant when the first payment is made and on the minimum period chosen.

                    THIRD OPTION -- LIFE ANNUITY WITH CASH REFUND. The Company will make equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender (in accordance with state law) of the Annuitant when the first payment is made.

                    FOURTH OPTION -- ANNUITY CERTAIN. The Company will make equal monthly payments for a number of years selected, not less than five or more than thirty years.

                    VARIABLE OPTIONS

                    The actual dollar amount of variable annuity payments is dependent upon (i) the Annuity Account Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected. Each annuity payment will be less if payments are to be made more frequently or for longer periods of time.

                    The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium tax equivalents not previously deducted) to the table using the age and gender (in accordance with state law) of the Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

                    The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

                    The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

                    The annuity tables contained in the Contract are based on a three percent (3%) assumed net investment rate. If the actual net investment rate exceeds three percent (3%), payments will increase. Conversely, if the actual rate is less than three percent (3%), annuity payments will decrease.

                    The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.


                    The Annuity Unit Value for a Sub-Account is determined by calculating the Accumulation Unit value for the current Valuation Period (as described on pages 18 and 19 of this Prospectus) and multiplying the result by 0.999919020, the daily factor to neutralize the assumed net investment rate, discussed above, of 3% per annum which is built into the annuity rate table. It may increase or decrease from Valuation Period to Valuation Period.


                    The variable options currently available, assuming the Annuity Account Value is at least $1,000 when variable annuity payments commence, are:

                    OPTION I -- VARIABLE LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

                    OPTION II -- VARIABLE LIFE ANNUITY WITH CERTAIN
                    PERIOD. Monthly annuity payments are paid during the life of an Annuitant, but at least for the minimum period selected, which may be five, ten, fifteen or twenty years;

                    OPTION III -- VARIABLE ANNUITY CERTAIN. Monthly annuity payments are paid for a number of years selected, not less than five or more than thirty years.

                    After the Annuity Date, the payee may, by written request to the Annuity & Variable Life Services Center, exchange Annuity Units of one Variable Sub-Account for Annuity Units of equivalent value in another Variable Sub-Account up to three times each Contract Year.

                    If the Annuity Account Value is less than $1,000 when annuity payments are to commence, it will be paid in a lump sum to the Annuitant. A lump sum payment will also be made to the Annuitant if no Annuity Option is chosen when annuity payments are to commence.

                    EVIDENCE OF SURVIVAL

                    The Company reserves the right to require evidence of the survival of any Payee at the time any payment payable to such Payee is due under the following Annuity Options: Life Annuity (fixed), Life Annuity with Certain Period (fixed), Cash Refund Life Annuity (fixed), Variable Life Annuity, and Variable Life Annuity with Certain Period.

                    ENDORSEMENT OF ANNUITY PAYMENTS

                    The Company will make each annuity payment at its Home Office by check. Each check must be personally endorsed by the Payee or the Company may require that proof of the Annuitant's survival be furnished.

THE FIXED ACCOUNT

                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE 1940 ACT. THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

                    The initial Premium Payment and any subsequent Premium Payment(s) will be allocated to Sub-Accounts available in connection with the Fixed Account to the extent elected by the Owner at the time such Premium Payment is made. In addition, all or part of the Owner's Annuity Account Value may be transferred among Sub-Accounts available under the Contract as described under "Transfer of Contract Values between Sub-Accounts." Instead of the Owner's assuming all of the investment risk as is the case for Premium Payments allocated to the Variable Account, the Company guarantees it will credit interest of at least 3% per year to amounts allocated to the Fixed Account.

                    Assets supporting amounts allocated to Sub-Accounts within the Fixed Account become part of the Company's general account assets and are available to fund the claims of all creditors of the Company. All of the Company's general account assets will be available to fund benefits under the Contracts. The Owner does not participate in the investment performance of the assets of the Fixed Account or the Company's general account.

                    The Company will invest the assets of the general account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                    If the Account Value within a Fixed Account Sub-Account is maintained for the duration of the Sub-Account's Guaranteed Period, the Company guarantees that it will credit interest to that amount at the guaranteed rate specified for the Sub-Account which may but need not be more than 3% per year. Any amount withdrawn from the Sub-Account prior to the expiration of the Sub-Account's Guaranteed Period is subject to a Market Value Adjustment (see "Market Value Adjustment") and a Deferred Sales Charge, if applicable. The Company guarantees, however, that a Contract will be credited with interest at a rate of not less than 3% per year, compounded annually, on amounts allocated to any Fixed Account Sub-Account, regardless of any application of the Market Value Adjustment (that is, the Market Value Adjustment will not reduce the amount available for surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to the Fixed Account Sub-Account plus interest of 3% per year). The Company reserves the right to defer the payment or transfer of amounts withdrawn from the Fixed Account for a period not to exceed six (6) months from the date a proper request for surrender, withdrawal or transfer is received by the Company.

                    FIXED ACCUMULATION VALUE. The fixed accumulation value of an Annuity Account, if any, for any Valuation Period is equal to the sum of the values of all Fixed Account Sub-Accounts which are part of the Annuity Account for such Valuation Period.

                    GUARANTEED PERIODS. The Owner may elect to allocate Premium Payments to one or more Sub-Accounts within the Fixed Account. Each Sub-Account will maintain a Guaranteed Period with a duration of one, three, five, seven or ten years. Every Premium Payment allocated to a Fixed Account Sub-Account starts a new Sub-Account with its own duration and Guaranteed Interest Rate. The duration of the Guaranteed Period will affect the Guaranteed Interest Rate of the Sub-Account. Initial Premium Payments and subsequent Premium Payments, or portions thereof, and transferred amounts allocated to a Fixed Account Sub-Account, less any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the particular Sub-Account's Guaranteed Period unless prematurely withdrawn prior to the end of the Guaranteed Period. Initial Sub-Account Guaranteed Periods begin on the date a Premium Payment is accepted or, in the case of a transfer, on the effective date of the transfer, and end on the date after the number of calendar years in the Sub-Account's Guaranteed Period elected from the date on which the amount was allocated to the Sub-Account (the "Expiration Date"). Any portion of Annuity Account Value allocated to a specific Sub-Account with a specified Expiration Date (including interest earned thereon) will be referred to herein as a "Guaranteed Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Annuity Account Value described under "Transfer of Contract Values between Sub-Accounts" above, which will begin new Sub-Account Guaranteed Periods, amounts allocated to Sub-Accounts of the same duration may have different Expiration Dates. Thus each Guaranteed Period Amount will be treated separately for purposes of determining any applicable Market Value Adjustment (see "Market Value Adjustment").

                    The Company will notify the Owner in writing prior to the Expiration Date for any Guaranteed Period Amount. A new Sub-Account Guaranteed Period of the same duration as the previous Sub-Account Guaranteed Period will commence automatically at the end of the previous Guaranteed Period unless the Company receives, following such notification but prior to the end of such Guaranteed Period, a written election by the Owner to transfer the Guaranteed Period Amount to a different Fixed Account Sub-Account or to a Variable Account Sub-Account from among those being offered by the Company at such time. Transfers of any Guaranteed Period Amount which become effective upon the expiration of the applicable Guaranteed Period are not subject to the twelve (or three) transfers per Contract Year limitations or the additional Fixed Sub-Account transfer restrictions (see "Transfer of Contract Values between Sub-Accounts").

                    GUARANTEED INTEREST RATES. The Company periodically will establish an applicable Guaranteed Interest Rate for each of the Sub-Account Guaranteed Periods within the Fixed Account. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates on investments available to the Company and other factors as described below, but once established, rates will be guaranteed for the entire duration of the respective Sub-Account's Guaranteed Period. However, any amount withdrawn from the Sub-Account may be subject to any applicable withdrawal charges, Account Fees, Market Value Adjustment, premium taxes or other fees. Amounts transferred out of a Fixed Account Sub-Account prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment.

                    The Guaranteed Interest Rate will not be less than 3% per year compounded annually, regardless of any application of the Market Value Adjustment. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (see "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular Sub-Account including: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. THERE IS NO OBLIGATION TO DECLARE A RATE IN EXCESS OF 3% PER YEAR; THE OWNER ASSUMES THE RISK THAT DECLARED RATES WILL NOT EXCEED 3% PER YEAR. THE COMPANY HAS COMPLETE DISCRETION TO DECLARE ANY RATE, SO LONG AS THAT RATE IS AT LEAST 3% PER YEAR.

                    MARKET VALUE ADJUSTMENT

                    Any surrender or transfer of a Fixed Account Guaranteed Period Amount, other than a surrender or transfer pursuant to an election which becomes effective upon the Expiration Date of the Guaranteed Period, will be subject to a Market Value Adjustment ("MVA"). The MVA will be applied to the amount being surrendered or transferred after deduction of any applicable Account Fee and before deduction of any applicable surrender charge.

                    The MVA generally reflects the relationship between the Index Rate (based upon the Treasury Constant Maturity Series published by the Federal Reserve) in effect at the time a Premium Payment is allocated to a Sub-Account's Guaranteed Period under the Contract and the Index Rate in effect at the time of the Premium Payment's surrender or transfer. It also reflects the time remaining in the Sub-Account's Guaranteed Period. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the MVA will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the MVA will generally result in a lower payment upon surrender or transfer.

                    The MVA is computed by applying the following formula:

                                                    N
                                               (1+A)

                                     --------------------------
                                                    N
                                               (1+B)

                    where:

                    A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the beginning of the Guaranteed Period.

                    B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate factor is determined, no such percentage adjustment to "B" will be made, unless otherwise required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to the Company associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (E.G., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment.

                    N = The number of years remaining in the Guaranteed Period (E.G. 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

                    See the Statement of Additional information for examples of the application of the Market Value Adjustment.

DISTRIBUTION OF THE CONTRACTS


                    CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT, acts as the principal underwriter and the distributor of the Contracts as well as of certain variable life insurance policies and other variable annuity contracts which are or may be issued by the Company. CFA, a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers (NASD). As of January 1, 1998, CFA, formerly a wholly-owned subsidiary of CIGNA Corporation, became a wholly-owned subsidiary of Lincoln National Corporation, an Indiana corporation with headquarters in Fort Wayne, Indiana, whose principal businesses are insurance and financial services. The Contracts are offered on a continuous basis. CFA and the Company may enter into agreements to sell the Contracts through various broker-dealers whose agents are licensed to sell the Contracts.


PERFORMANCE DATA

                    MONEY MARKET SUB-ACCOUNT

                    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Account Fee.

                    OTHER SUB-ACCOUNTS

                    From time to time, the other Sub-Accounts may publish their current yields and total returns in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the dividend and interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment at the Accumulation Unit value at the beginning of the specified period and upon the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee. Each Sub-Account may also advertise aggregate and average total return information over different periods of time.

                    In each case, the yield and total return figures will reflect all recurring charges against the Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee for the applicable time period. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. See "Historical Performance Data" in the Statement of Additional Information.

                    PERFORMANCE RANKING OR RATING

                    The performance of each or all of the Sub-Accounts of the Variable Account may sometimes be published and compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in funds, or series of funds with investment objectives similar to each of the Sub-Accounts of the Variable Account. Lipper Analytical Services, Inc. ("Lipper") Morningstar Variable Annuity/Life Performance Report of Morningstar, Inc. ("Morningstar") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank or rate the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Generally, these services may not be used, and such comparisons may not be made, in advertising or sales literature for variable annuities.

                    Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. Morningstar ratings include funds used by both variable life and variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Morningstar assigns ratings of zero to five stars to the mutual funds taking into account primarily historical performance and risk factors.

TAX MATTERS

                    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. OWNERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. OWNERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

                    GENERAL

                    Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Premium Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

                    For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the Contract. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

                    The Company is taxed as a life insurance company under Subchapter L of the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company. Accordingly, the Variable Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Company does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or other economic burden are incurred by the Company with respect to the Variable Account or the Contracts, the Company may make a charge for any such amounts that are attributable to the Variable Account.

                    DIVERSIFICATION

                    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

                    On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

                    The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

                    The Company intends, and the Trusts have undertaken, that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

                    The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., by being able to transfer values among sub-accounts with only limited restrictions). The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect.

                    DISTRIBUTION REQUIREMENTS

                    Section 72(s) of the Code requires that in order to be treated as an annuity contract for Federal income tax purposes, any Nonqualified Contract must provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used when the Owner died; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after such death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The Owner's "designated beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

                    The Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to try to assure that they comply with the Section 72(s) requirements when clarified by regulation or otherwise. Similar rules may apply to a Qualified Contract.

                    MULTIPLE CONTRACTS

                    The Code provides that multiple non-qualified annuity contracts which are issued during a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one nonqualified annuity contract in any single calendar year.

                    TAX TREATMENT OF ASSIGNMENTS

                    An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

                    WITHHOLDING

                    Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies the Company of that election. Different rules may apply to United States citizens or expatriates living abroad. Withholding is mandatory for certain distributions from Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

                    SECTION 1035 EXCHANGES

                    Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investment in the contract before August 14, 1982. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
                    Section 1035 should consult their tax advisers.

                    TAX TREATMENT OF WITHDRAWALS --
                    NON-QUALIFIED CONTRACTS

                    Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Annuity Account Value exceeds the aggregate Premium Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is a non-natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his/her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982.

                    The above information does not apply, except where noted, to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

                    QUALIFIED PLANS

                    The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Although the Company provides administration for the Contract, it does not provide administrative support for Qualified Plans. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued in connection with a Qualified Plan.

                    Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, the Company makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Purchasers and participants under qualified plans as well as Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith.

                    SECTION 403(B) PLANS

                    Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                    INDIVIDUAL RETIREMENT ANNUITIES

                    Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

                    CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

                    Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

                    DEFERRED COMPENSATION PLANS

                    Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer.

                    The above description of federal income tax consequences pertaining to the different types of Qualified Plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

                    TAX TREATMENT OF WITHDRAWALS --
                    QUALIFIED CONTRACTS

                    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401, 403(b), 408 and 457. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Payee reaches age 59 1/2; (b) distributions following the death of the Contract Owner or Annuitant (as applicable) or disability of the Payee (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or the joint lives (or joint life expectancies) of such Payee and his/her designated beneficiary; (d) distributions to a Payee who has separated from service after attaining age 55; (e) distributions made to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Payee for amounts paid during the taxable year for medical care: and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

                    The exceptions stated in Items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity.

FINANCIAL STATEMENTS


                    Audited financial statements of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 are included in the Statement of Additional Information. Also included are audited financial statements for the Variable Account, which commenced operations January 19, 1996, as of and for the period ending December 31, 1997.



YEAR 2000 ISSUES



                    CIGNA Variable Annuity Separate Account I (the "Account") is a "separate account" of the Company established under Connecticut insurance law; thus, the Company is responsible, as part of its Year 2000 updating process, for the updating of its Account - related computer systems. Delaware Service Company ("Delaware") provides substantially all of the necessary accounting and valuation services for the Account. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the Account, to accommodate the year 2000. The Company and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the Account beginning in the year 2000.



                    Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. The Year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both the Company and Delaware (collectively the "Companies"). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the Account. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have each initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing Year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, assuming the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process to address the possibility that, despite these substantial efforts, there are unresolved Year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 issue could have a material adverse impact on the operation of the businesses of the Companies.



                    The cost of addressing Year 2000 issues and the timeliness of completion is being monitored by management of the respective Companies. Nevertheless, there can be no guarantee either by the Company or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.


LEGAL PROCEEDINGS

                    There are no legal proceedings to which the Variable Account, the Distributor or the Company is a party except for routine litigation which the Company does not believe is relevant to the Contracts offered by this Prospectus.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information which contains more details concerning some subjects discussed in this Prospectus is available (at no cost) by calling or writing the Annuity & Variable Life Services Center. The following is the Table of Contents for that Statement:

               TABLE OF CONTENTS                  PAGE
THE CONTRACTS-GENERAL PROVISIONS................           3
  The Contracts.................................           3
  Loans.........................................           3
  Non-Participating Contracts...................           3
  Misstatement of Age...........................           3
CALCULATION OF VARIABLE ACCOUNT VALUES..........           3
  Variable Accumulation Unit Value and Variable
   Accumulation Value...........................           3
SAMPLE CALCULATIONS AND TABLES..................           4
  Withdrawal Charge and Market Value Adjustment
   Tables.......................................           5
STATE REGULATION OF THE COMPANY.................           6
ADMINISTRATION..................................           7
ACCOUNT INFORMATION.............................           7

               TABLE OF CONTENTS                  PAGE
DISTRIBUTION OF THE CONTRACTS...................           7
CUSTODY OF ASSETS...............................           7
HISTORICAL PERFORMANCE DATA.....................           8
  Money Market Sub-Account Yield................           8
  Other Sub-Account Yields......................           8
  Total Returns.................................           9
  Other Performance Data........................           9
LEGAL MATTERS...................................          10
LEGAL PROCEEDINGS...............................          10
EXPERTS.........................................          10
FINANCIAL STATEMENTS............................          10
  CIGNA Life Insurance Company..................          11
  CIGNA Variable Annuity
   Separate Account I...........................          20

APPENDIX I
                              ILLUSTRATION OF THE
                        COST OF OPTIONAL DEATH BENEFITS
------------------------------------------------------------
                               SIMPLIFIED EXAMPLE

Contract Owner:     Mrs. Smith, female, age 57
Death Benefit Choice: D (annual step-up)

                                                    GUARANTEED
DATE                ACCOUNT VALUE*                  DEATH BENEFIT    AMOUNT AT RISK
-----------------------------------------------------------------------------------------------------------------
May 15, Year 1      $30,000                                $30,000   $0.00
(New contract --
date policy is in
force)
-----------------------------------------------------------------------------------------------------------------
May 15, Year 2      $40,000                                $40,000   $0.00
(First contract                                      (Death benefit
anniversary)                                            steps up.)
-----------------------------------------------------------------------------------------------------------------
June 15, Year 2     $30,000                                $40,000   Guar. Death Bene. equals:            $40,000
(Last day of        (Market correction has                           Account Value equals:               -$30,000
month. Account is   occurred. Account value                          AMOUNT AT RISK EQUALS:               -------
assessed for death  has fallen below                                 (Owner WILL be charged for           $10,000
benefit charges.)   guaranteed death benefit.)                       death benefit this month.)
-----------------------------------------------------------------------------------------------------------------
July 15, Year 2     $40,000                                $40,000   Guar. Death Bene. equals:            $40,000
(One month later.)  (Market recovers.                                Account Value equals:               -$40,000
                    Account value has                                AMOUNT AT RISK EQUALS:              --------
                    increased.)                                      (Owner will NOT be charged for         $0.00
                                                                     death benefit this month.)
-----------------------------------------------------------------------------------------------------------------

In the case shown above, the Amount at Risk on June 15, Yr. 2 would be $10,000. Now refer to the chart below, also found on page 22 of this prospectus. A 57 year old female will pay $8.34 per thousand of Amount at Risk. 10 X $8.34 = $83.40. That amount is an annual charge. It is divided by 12 to determine the monthly charge of $6.95.

In the example above, no Amount at Risk exists on July 15, Yr. 2. The Owner will NOT be charged for a death benefit that month. However a market recovery in June will not affect a death benefit charge already accrued for May. That charge is fixed and will appear on the Owner's annual statement at the end of the Contract Year.

                                                         COST OF OPTIONAL DEATH
                                                               BENEFIT(S)
                                                         ACTUAL RATE PER $1,000
                                                            OF AMOUNT AT RISK
                                                     -------------------------------
ATTAINED AGE                                           MALE      FEMALE     UNISEX
---------------------------------------------------  ---------  ---------  ---------
Less than 40.......................................  $    2.40  $    1.99  $    2.20
40-45..............................................       3.02       2.54       2.78
46-50..............................................       4.92       4.02       4.47
51-55..............................................       7.30       5.70       6.50
56-60..............................................      11.46       8.34       9.90
61-65..............................................      17.54      11.55      14.55
66-70..............................................      27.85      18.19      23.02
71-75..............................................      43.30      27.57      35.44
76-80..............................................      70.53      47.33      58.93
81-85..............................................     117.25      87.04     102.15
86-90..............................................     179.55     147.37     163.46
91+................................................     400.00     380.00     390.00

*After $35 Account Fee is applied.

 [LOGO]

                                                                    29238 (5/98)

                  PART B. STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS

                                 Issued through

                   CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I

                                   Offered by

                          CIGNA LIFE INSURANCE COMPANY


Home Office Location:                   Lockbox Address--By Mail:
900 Cottage Grove Road                  CIGNA Life Insurance Company
Bloomfield, Connecticut                 P.O. Box 30790
                                        Hartford, CT 06150
                      Telephone: (800) (552-9898)

Mailing Address:                        Lockbox Address--By Courier:
Annuity & Variable Life Services        CIGNA Life Insurance Company
Center                                  c/o Fleet Bank
Routing S-249                           20 Church Street
Hartford, Connecticut 06152-2249        20th Floor, MSN275
                                        Hartford, CT 06120
                                        Attn: Lockbox 30790



    This Statement of Additional Information ("Statement") expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts (the "Contracts") offered by CIGNA Life Insurance Company through CIGNA Variable Annuity Separate Account I. You may obtain a copy of the Prospectus dated May 1, 1998, by calling (800) 552-9898, or by writing to Annuity & Variable Life Services Center, Routing S-249, CIGNA Life Insurance Company, Hartford, Connecticut 06152-2249. Terms used in the current Prospectus for the Contracts are incorporated in this Statement.


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS AND CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I.


May 1, 1998

                               TABLE OF CONTENTS


                                                                                                                   PAGE
                                                                                                                  -----
THE CONTRACTS -- GENERAL PROVISIONS........................................................................           3
  The Contracts............................................................................................           3
  Loans....................................................................................................           3
  Non-Participating Contracts..............................................................................           3
  Misstatement of Age......................................................................................           3

CALCULATION OF VARIABLE ACCOUNT VALUES.....................................................................           3
  Variable Accumulation Unit Value.........................................................................           3

SAMPLE CALCULATIONS AND TABLES.............................................................................           4
  Withdrawal Charge and Market Value Adjustment Tables.....................................................           4

STATE REGULATION OF THE COMPANY............................................................................           6

ADMINISTRATION.............................................................................................           6

ACCOUNT INFORMATION........................................................................................           6

DISTRIBUTION OF THE CONTRACTS..............................................................................           7

CUSTODY OF ASSETS..........................................................................................           7

HISTORICAL PERFORMANCE DATA................................................................................           7
  Money Market Sub-Account Yield...........................................................................           7
  Other Sub-Account Yields.................................................................................           8
  Total Returns............................................................................................           8
  Other Performance Data...................................................................................           9

LEGAL MATTERS..............................................................................................           9

LEGAL PROCEEDINGS..........................................................................................          10

EXPERTS....................................................................................................          10

FINANCIAL STATEMENTS.......................................................................................          10
  CIGNA Life Insurance Company.............................................................................          12
  CIGNA Variable Annuity Separate Account I................................................................          20

    In order to supplement the description in the Prospectus, the following provides additional information about CIGNA Life Insurance Company (the "Company") and the Contracts which may be of interest to a Contract Owner. Terms have the same meaning as in the Prospectus, unless otherwise indicated.

                      THE CONTRACTS -- GENERAL PROVISIONS

THE CONTRACTS

    A Contract, attached riders, amendments and any application, form the entire contract. Only the President, a Vice President, a Secretary, a Director, or an Assistant Director of the Company may change or waive any provision in a Contract. Any changes or waivers must be in writing. The Company may change or amend the Contracts if such change or amendment is necessary for the Contracts to comply with or take advantage of any state or federal law, rule or regulation.

LOANS

    Under the Contracts, loans are not permitted.

NON-PARTICIPATING CONTRACTS

    The Contracts do not participate or share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE

    If the age of the Annuitant is misstated, any amounts payable by the Company under the Contract will be adjusted to be those amounts which the Premium Payments would have purchased for the correct age, according to the Company's rates in effect on the Date of Issue. Any overpayment by the Company, with interest at the rate of 6% per year, compounded annually, will be charged against the payments to be made next succeeding the adjustment. Any underpayment by the Company will be paid in a lump sum.

    If the age or sex of the Owner is misstated, the Company will adjust the charge associated with the Optional Death Benefit elected to the charges that would have been assessed for the correct age and sex.

                     CALCULATION OF VARIABLE ACCOUNT VALUES

    On any Valuation Date, the Variable Account value is equal to the totals of the values allocated to the Contracts in each Sub-Account. The portion of an Owner's Annuity Account Value held in any Variable Account Sub-Account is equal to the number of Sub-Account units allocated to a Contract multiplied by the Sub-Account accumulation unit value as described below.

VARIABLE ACCUMULATION UNIT VALUE

    Upon receipt of a Premium Payment by the Company at its Annuity & Variable Life Services Center, all or that portion, if any, of the Premium Payment to be allocated to the Variable Account Sub-Accounts will be credited to the Variable Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Variable Account Sub-Account by the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the Valuation Period during which the Premium Payment is received at the Company's Annuity & Variable Life Services Center (for the initial Premium Payment, for the Valuation Period during which the Premium Payment is accepted).

    The Variable Accumulation Unit Value for each Variable Account Sub-Account was set initially at $10.00 for the first Valuation Period of the particular Variable Account Sub-Account. The Variable

Account commenced operations on January 22, 1996. The Variable Accumulation Unit Value for the particular Variable Account Sub-Account for any subsequent Valuation Period is determined as follows:



    (1) The total value of Fund shares held in the Sub-Account is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus



    (2) The liabilities of the Sub-Account at the end of the Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by the Company that the Company determines result from the operations of the Variable Account; and



    (3) The result of (2) is divided by the number of Sub-Account units outstanding at the beginning of the Valuation Period.



    The daily charges imposed on a Sub-Account for any Valuation Period are equal to the daily mortality and expense risk charge plus daily administrative expense charge multiplied by the number of calendar days in the Valuation Period.


    The Variable Account portion of the Annuity Account Value, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units of each Variable Account Sub-Account credited to the Contract for such Valuation Period. The value in a Contract of each Variable Account Sub-Account is determined by multiplying the number of Variable Accumulation Units, if any, credited to such Variable Account Sub-Account in a Contract by the Variable Accumulation Unit Value of the particular Variable Account Sub-Account for such Valuation Period.


                         SAMPLE CALCULATIONS AND TABLES


WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT TABLES

    The following example illustrates the detailed calculations for a $50,000 deposit into the Fixed Account with a guaranteed rate of 8% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) value. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Surrender Charge Calculation" assumes there have been no prior withdrawals and illustrates the operation of the Fifteen Percent Free provision of the Contract. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 Annuity Account Fee charge, but that fee is waived if the Annuity Account Value at the end of a Contract Year is $100,000 or more.

                            WITHDRAWAL CHARGE TABLES
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single premium................  $50,000
Premium taxes.................  0
Withdrawals...................  None
Guaranteed period.............  5 years
Guaranteed interest rate......  8%
Annuity date..................  Age 70
Index rate A..................  7.5%
Index rate B..................  8.00% end of contract year 1
                                7.75% end of contract year 2
                                7.00% end of contract year 3
                                6.50% end of contract year 4
Percentage adjustment to B....  0.5%

                          SURRENDER VALUE CALCULATION

                                          (1)         (2)           (3)          (4)         (5)          (6)         (7)
                                        ANNUITY   INDEX RATE     ADJUSTED      MINIMUM   GREATER OF    SURRENDER   SURRENDER
CONTRACT YEAR                            VALUE      FACTOR     ANNUITY VALUE    VALUE      (3)&(4)      CHARGE       VALUE
-------------------------------------  ---------  -----------  -------------  ---------  -----------  -----------  ---------
1....................................  $  53,965     0.963640   $    52,003   $  51,465   $  52,003    $   2,975   $  49,028
2....................................  $  58,247     0.993056   $    57,843   $  52,974   $  57,843    $   2,550   $  55,293
3....................................  $  62,872     1.000000   $    62,872   $  54,528   $  62,872    $   2,125   $  60,747
4....................................  $  67,867     1.004673   $    68,184   $  56,129   $  68,184    $   1,700   $  66,484
5....................................  $  73,261     1.000000   $    73,261   $  57,778   $  73,261    $   1,275   $  71,986

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR                                   ANNUITY VALUE
---------------------------------  ---------------------------------------
1................................      $50,000 X 1.08 - $35 = $53,965
2................................      $53,965 X 1.08 - $35 = $58,247
3................................      $58,247 X 1.08 - $35 = $62,872
4................................      $62,872 X 1.08 - $35 = $67,867
5................................      $67,867 X 1.08 - $35 = $73,261

                          SURRENDER CHARGE CALCULATION

                                                                                       (2)
                                                              (1)            SURRENDER CHARGE FACTOR          (3)
                                                           SURRENDER                ADJUSTED               SURRENDER
CONTRACT YEAR                                            CHARGE FACTOR    FOR FREE PARTIAL WITHDRAWALS      CHARGE
------------------------------------------------------  ---------------  -------------------------------  -----------
1.....................................................       0.07                      0.0595              $   2,975
2.....................................................       0.06                      0.0510              $   2,550
3.....................................................       0.05                      0.0425              $   2,125
4.....................................................       0.04                      0.0340              $   1,700
5.....................................................       0.03                      0.0255              $   1,275

                         MARKET VALUE ADJUSTMENT TABLES
                        INTEREST RATE FACTOR CALCULATION

                                                                             (3)                       (5)
                                                          (1)     (2)     ADJUSTED                    (1+A)
                                                         INDEX   INDEX   INDEX RATE    (4)            ------
CONTRACT YEAR                                            RATE A  RATE B       B         N             (1+B)
-------------------------------------------------------  ------  ------  -----------  -----        ------------
1......................................................  7.5%    8.00      8.50        4             0.963640
2......................................................  7.5%    7.75      7.75        3             0.993056
3......................................................  7.5%    7.00      7.50        2             1.000000
4......................................................  7.5%    6.50      7.00        1             1.004673
5......................................................  7.5%     NA        NA         0                NA

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR                                   MINIMUM VALUE
---------------------------------  ---------------------------------------
1................................      $50,000 X 1.03 - $35 = $51,465
2................................      $51,465 X 1.03 - $35 = $52,974
3................................      $52,974 X 1.03 - $35 = $54,528
4................................      $54,528 X 1.03 - $35 = $56,129
5................................      $56,129 X 1.03 - $35 = $57,778

                        STATE REGULATION OF THE COMPANY

    The Company, a Connecticut corporation, is subject to regulation by the Connecticut Department of Insurance. An annual statement is filed with the Connecticut Department of Insurance each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Connecticut Department of Insurance or other authorities examine the liabilities and reserves of the Company and the Variable Account, and a full examination of the Company's operations is conducted periodically by the Connecticut Department of Insurance. In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

    The fixed account values and benefits of each Contract are governed by state nonforfeiture laws, and separate account values and benefits are governed by state separate account laws.

                                 ADMINISTRATION

    The Company performs certain administrative functions relating to the Contracts, the individual Annuity Accounts, the Fixed Account, and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account, the Fixed Account, and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, Annuity Account number and type, the status of each Annuity Account and other pertinent information necessary to the administration and operation of the Contracts.

                              ACCOUNT INFORMATION

    At least once during each Calendar Year, the Company will furnish each Owner with a report showing the Annuity Account Value at the end of the preceding Calendar Year, all transactions during the Calendar Year, the current Annuity Account Value, the number of Accumulation Units in each Variable Account Sub-Account Accumulation Account and the applicable Accumulation Unit Value as of the date of the report. In addition, each person having voting rights in the Variable Account and a Fund or Funds will receive each such reports or prospectuses as may be required by the Investment

Company Act of 1940 and the Securities Act of 1933. The Company will also send each Owner such statements reflecting transactions in the Owner's Annuity Account as may be required by applicable laws, rules and regulations.

    Upon request to the Annuity & Variable Life Services Center, the Company will provide an Owner with information regarding fixed and variable accumulation values.

                         DISTRIBUTION OF THE CONTRACTS


    The Contracts will be sold by licensed insurance agents in those states where the Contracts may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
(NASD). The Contracts will be distributed by the Company's principal underwriter, CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT 06002. CFA is a Connecticut corporation organized in 1967, and is the principal underwriter as well for certain of Connecticut General Life Insurance Company's registered separate accounts. As of January 1, 1998, CFA, formerly a wholly-owned subsidiary of CIGNA Corporation, became a wholly-owned subsidiary of Lincoln National Corporation, an Indiana corporation with headquarters in Fort Wayne, Indiana, whose principal businesses are insurance and financial services. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.00% of Premium Payments. The Company received $18,345 in deferred sales charges attributable to the Variable Accounts portion of the Contracts issued pursuant to CIGNA Variable Annuity Separate Account I for the period ended December 31, 1997.


    Sales charges on and exchange privileges under the Contracts are described in the Prospectus.

    There are no variations in the prices at which the Contracts are offered for certain types of purchasers.

                               CUSTODY OF ASSETS

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Fund shares at net asset value in connection with amounts allocated to the Variable Account Sub-Accounts in accordance with the instructions of the Purchasers and redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account. The assets of the Sub-Accounts of the Variable Account are held separate and apart from the assets of any other segregated asset accounts of the Company and separate and apart from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of each Fund held by each of the Sub-Accounts of the Variable Account. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond covering the acts of officers and employees of the Company which is presently in the amount of $100,000,000.

                          HISTORICAL PERFORMANCE DATA


    Historical performance data as of December 31, 1997 for each of the Sub-Accounts of the Separate Account follows in the Financial Statements.


MONEY MARKET SUB-ACCOUNT YIELD

    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account.

The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annuity Account Fee.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)] - 1

    The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and its operating expenses. The yield figures do not reflect withdrawal charges or premium taxes or any charges for Optional Death Benefit(s) selected.

OTHER SUB-ACCOUNT YIELDS

    The Company may from time to time advertise or disclose the current annualized yield of one or more of the Sub-Accounts of the Variable Account (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Yield = 2  [(  a - b     + 1) - 1]
               -----
                  cd

Where:    a    =   Net investment income earned during the period by
                   the Fund attributable to shares owned by the
                   Sub-Account.
          b    =   Expenses accrued for the period.
          c    =   The average daily number of accumulation units
                   outstanding during the period.
          d    =   The maximum offering price per accumulation unit
                   on the last day of the period.

    Because of the charges and deductions imposed by the Variable Account, the yield for a Sub-Account of the Variable Account will be lower than the yield for its corresponding Fund. The yield calculations do not reflect the effect of any premium taxes or deferred sales charges that may be applicable to a particular Contract. Deferred sales charges range from 7% to 1% of the amount withdrawn or surrendered on total Premium Payments paid less prior partial withdrawals, based on the Contract Year in which the withdrawal or surrender occurs.

    The yield on amounts held in the Sub-Accounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of the Fund's investments and its operating expenses.

TOTAL RETURNS

    The Company may from time to time also advise or disclose annual average total returns for one or more of the Sub-Accounts of the Variable Account for various periods of time. When a Sub-Account has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment as of the last day of each of the periods.

    Total returns will be calculated using Sub-Account Unit Values which the Company calculates on each Valuation Period based on the performance of the Sub-Account's underlying Fund, and the deductions for the mortality and expense risk charge, the administrative expense charge, and the Annuity Account Fee. The Annuity Account Fee is reflected by dividing the total amount of such charges collected during the year that are attributable to the Variable Account by the total average net assets of all the Variable Sub-Accounts. The resulting percentage is deducted from the return in calculating the ending redeemable value. These figures will not reflect any premium taxes or any charges for any Optional Death Benefit selected by the Owner. Total return calculations will reflect the effect of deferred sales charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                  P(1+T) = ERV

Where:     P     =    A hypothetical initial Premium Payment of $1,000.
           T     =    Average annual total return.
           n     =    Number of years in the period.
          ERV    =    Ending redeemable value of a hypothetical $1,000
                      payment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

OTHER PERFORMANCE DATA

    The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard one except that the deferred sales charge percentage will be assumed to be 0%.

    The Company may from time to time disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the deferred sales charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:    CTR    =    The cumulative total return net of
                      Sub-Account recurring charges for the
                      period.
          ERV    =    The ending redeemable value of the
                      hypothetical investment made at the
                      beginning of the one, five or ten-year
                      period, at the end of the one, five or
                      ten-year period (or fractional portion
                      thereof).
           P     =    A hypothetical initial payment of
                      $10,000

    All non-standard performance data will only be advertised if the standard performance data is also disclosed.

    The Company may also from time to time use advertising which includes hypothetical illustrations to compare the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

                                 LEGAL MATTERS


    Legal advice regarding certain matters relating to the federal securities laws applicable to the issuance of the Contracts described in the Prospectus and this Statement has been provided by George N. Gingold, Esquire of West Hartford, Connecticut. All matters of Connecticut law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue the Contracts under Connecticut Insurance Law and any other applicable state insurance or securities laws, have been passed upon by Mark A. Parsons, Chief Counsel, Retirement and Investment Services Division, CIGNA Corporation.


                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                    EXPERTS


    The financial statements of CIGNA Life Insurance Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 included in this Statement of Additional Information as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 1997 and the Statement of Operations and the Statement of Changes in Net Assets for the period ended December 31, 1997 have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP's consent to this reference to the firm as an "expert" is filed as an exhibit to the registration statement of which this Statement of Additional Information is a part.


                              FINANCIAL STATEMENTS


    The financial statements of the Company which are included in this Statement should be considered only as bearing on the ability of the Company to meet the obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account, or on the Guaranteed Interest Rate credited by the Company during a Guaranteed Period. The financial statements of the Variable Account as of and for the year ended December 31, 1997 are also included.

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICE WATERHOUSE LLP                                                   [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS


February 10, 1998



To the Board of Directors and Shareholder of CIGNA Life Insurance Company



In our opinion, the accompanying balance sheets and the related statements of income and retained earnings and of cash flows present fairly, in all material respects, the financial position of CIGNA Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


          [SIGNATURE]

                          CIGNA LIFE INSURANCE COMPANY
                   STATEMENTS OF INCOME AND RETAINED EARNINGS

-----------------------------------------------------------------------------------------------------

(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                           1997       1996       1995
-----------------------------------------------------------------------------------------------------

REVENUES
Premiums and fees...................................................  $   2,872  $   1,212  $   1,263
Net investment income...............................................      1,291      1,267      1,293
Realized investment gains...........................................        179         22         --
                                                                      ---------  ---------  ---------
    Total revenues..................................................      4,342      2,501      2,556
                                                                      ---------  ---------  ---------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses............................      2,707      1,608      1,461
Policy acquisition expenses.........................................        106         49         --
Other operating expenses............................................        790        231        456
                                                                      ---------  ---------  ---------
    Total benefits, losses and expenses.............................      3,603      1,888      1,917
                                                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAXES..........................................        739        613        639
                                                                      ---------  ---------  ---------
Income taxes (benefits):
  Current...........................................................      1,257        299        242
  Deferred..........................................................       (997)       (87)       (16)
                                                                      ---------  ---------  ---------
    Total taxes.....................................................        260        212        226
                                                                      ---------  ---------  ---------
NET INCOME..........................................................        479        401        413
Retained earnings, beginning of year................................      5,065      4,664      4,251
-----------------------------------------------------------------------------------------------------
RETAINED EARNINGS, END OF YEAR......................................  $   5,544  $   5,065  $   4,664
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                          CIGNA LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

------------------------------------------------------------------------------------------------

(IN THOUSANDS)
------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                               1997       1996
------------------------------------------------------------------------------------------------

ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $9,726; $13,116).......  $  10,105  $  13,644
  Short-term investments..................................................         --      7,924
                                                                            ---------  ---------
      Total investments...................................................     10,105     21,568
Cash and cash equivalents.................................................        942        252
Accrued investment income.................................................        219        359
Due from brokers..........................................................      2,193         --
Premiums and accounts receivable..........................................         --        269
Deferred policy acquisition costs.........................................        220        251
Deferred income taxes, net................................................      1,385        336
Due from parent...........................................................         --      3,228
Separate account assets...................................................     64,953     44,614
------------------------------------------------------------------------------------------------
      Total assets........................................................  $  80,017  $  70,877
------------------------------------------------------------------------------------------------
                                                                            --------------------
LIABILITIES
Contractholder deposit funds..............................................  $   1,775  $   4,003
Future policy benefits....................................................          8      9,972
Unpaid claims and claim expenses..........................................         --        481
                                                                            ---------  ---------
      Total insurance and contractholder liabilities......................      1,783     14,456
Accounts payable, accrued expenses and other liabilities..................        379        328
Current income taxes......................................................      1,211        170
Separate account liabilities..............................................     64,953     44,614
------------------------------------------------------------------------------------------------
      Total liabilities...................................................     68,326     59,568
------------------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 8
SHAREHOLDER'S EQUITY
Common stock (25 shares outstanding)......................................      2,500      2,500
Additional paid-in capital................................................      3,400      3,400
Net unrealized appreciation on investments................................        247        344
Retained earnings.........................................................      5,544      5,065
------------------------------------------------------------------------------------------------
      Total shareholder's equity..........................................     11,691     11,309
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity..........................  $  80,017  $  70,877
------------------------------------------------------------------------------------------------
                                                                            --------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                          CIGNA LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

-------------------------------------------------------------------------------------------------

(IN THOUSANDS)
-------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                       1997       1996       1995
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income......................................................  $     479  $     401  $     413
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
  Insurance liabilities.........................................    (10,445)       552        333
  Accrued investment income.....................................        140        (38)        (5)
  Premiums and accounts receivable..............................        269          2         15
  Deferred policy acquisition costs.............................         31       (251)        --
  Deferred income taxes, net....................................       (997)       (87)       (16)
  Accounts payable, accrued expenses, other liabilities and
   current income taxes.........................................      1,092        451        (24)
  Other, net....................................................       (136)        22         40
                                                                  ---------  ---------  ---------
    Net cash (used in) provided by operating activities.........     (9,567)     1,052        756
                                                                  ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities..............................................      1,435      2,972         --
  Short-term investments........................................     12,073      4,734        433
Maturities and repayments of fixed maturities...................         --        110         25
Investments purchased:
  Fixed maturities..............................................       (102)    (1,241)      (191)
  Short-term investments........................................     (4,149)   (12,658)      (817)
                                                                  ---------  ---------  ---------
    Net cash provided by (used in) investing activities.........      9,257     (6,083)      (550)
                                                                  ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits and interest credited to contractholder deposit
  funds.........................................................     (2,072)     4,130         --
Withdrawals and benefit payments from contractholder deposit
  funds.........................................................       (156)      (127)        --
Due from parent.................................................      3,228     (3,228)        --
Paid in capital.................................................         --        400         --
                                                                  ---------  ---------  ---------
      Net cash provided by financing activities.................      1,000      1,175         --
                                                                  ---------  ---------  ---------
Net increase (decrease) in cash and cash equivalents............        690     (3,856)       206
Cash and cash equivalents, beginning of year....................        252      4,108      3,902
-------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year..........................  $     942  $     252  $   4,108
-------------------------------------------------------------------------------------------------
                                                                  -------------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds.............................  $     216  $     105  $     325
-------------------------------------------------------------------------------------------------
                                                                  -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                          CIGNA LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS AND DISPOSITION

  CIGNA Life Insurance Company (the Company) is a wholly-owned subsidiary of Connecticut General Life Insurance Company (CGLIC), which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA). The Company commenced marketing individual variable annuity products in 1996. Prior to 1996, substantially all of the Company's business resulted from reinsurance arrangements with CGLIC, principally for individual life insurance.

  As of January 1, 1998, the Company sold its individual life insurance and annuity businesses for cash proceeds of $2.9 million. The sale resulted in an after-tax gain of approximately $1.7 million. Since the principal agreement to sell these businesses is in the form of an indemnity reinsurance arrangement, approximately $0.9 million of the gain will be deferred and amortized over future periods. As a result of this disposition, the Company's future operating activity will be minimal. See Note 7 for additional information.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding interest rates, that affect the recorded amounts. Significant estimates, such as those used in determining insurance liabilities and deferred tax assets, are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1997 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENT: The American Institute of Certified Public Accountants issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" in 1997. SOP 97-3 provides guidance on the recognition and measurement of liabilities for guaranty fund and other insurance-related assessments. Implementation is required by the first quarter of 1999, with the cumulative effect of adopting the SOP reflected in net income in the year of adoption. The Company has not determined the effect or timing of implementation of this pronouncement.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, the Company enters into transactions involving financial instruments such as fixed maturities and contractholder deposit funds. These instruments are subject to risk of loss due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, obtains collateral or other forms of security to minimize risk of loss.

  Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. For these financial instruments, the fair value was not materially different from the carrying amount as of December 31, 1997 and 1996. The fair value of liabilities for contractholder deposit funds was estimated using the amount payable on demand.

  D) INVESTMENTS: Investments in fixed maturities, which are classified as available-for-sale, include bonds. Fixed maturities are carried at fair value, with unrealized appreciation or depreciation included in Shareholder's Equity. Fixed maturities are considered impaired and written down to fair value when a decline in value is considered to be other than temporary. Realized investment gains and losses are based upon specific identification of the investment assets.

  E) CASH AND CASH EQUIVALENTS: Short-term investments with a maturity of three months or less at the time of purchase are reported as cash equivalents.

  F) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs for annuity products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income. If such costs are estimated to be unrecoverable, they are expensed unless such costs are estimated to be unrecoverable as a result of treating unrealized investment gains and losses as though they had been realized. In these cases a deferred acquisition cost valuation allowance may be established or adjusted, with a comparable offset in net unrealized appreciation (depreciation).

  G) SEPARATE ACCOUNTS: Separate account assets and liabilities are principally carried at market value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, are not included in the Company's revenues and expenses.

  H) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for Contractholder Deposit Funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

  I) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed using the net level premium method, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for annuity and individual life insurance policies are computed using an interest rate of 5.5%. Mortality, morbidity, and withdrawal assumptions are based on either the Company's own experience or various actuarial tables.

  J) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made on reported and incurred but not reported insurance claims.

  K) OTHER LIABILITIES: Other Liabilities consists principally of various insurance-related liabilities for taxes, licenses and fees.

  L) PREMIUMS AND FEES AND RELATED EXPENSES: Premiums are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums. Revenues for investment-related products consist of net investment income and contract fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting investment-related products and is recognized as earned. Contract fees are based upon related administrative expenses and are assessed ratably over the contract year. Benefit expenses for investment-related products primarily consist of amounts credited in accordance with contract provisions.

  M) INCOME TAXES: The Company is included in the consolidated United States federal income tax return filed by CIGNA. In accordance with a tax sharing agreement with CIGNA, the provision for federal income tax is computed as if the Company were filing a separate federal income tax return, except that benefits arising from tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in CIGNA's consolidated federal income tax provision.

  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes. See
Note 6 for additional information.

NOTE 3 -- INVESTMENTS

  A) FIXED MATURITIES: The amortized cost and fair value by contractual maturity periods for fixed maturities as of December 31, 1997 were as follows:

-----------------------------------------------------------------------------------------------
                                                                           Amortized       Fair
(IN THOUSANDS)                                                                  Cost      Value
-----------------------------------------------------------------------------------------------
Due in one year or less..................................................     $2,485  $   2,506
Due after one year through five years....................................      6,607      6,910
Due after five years through ten years...................................        593        642
Due after ten years......................................................         41         47
-----------------------------------------------------------------------------------------------
  Total..................................................................     $9,726  $  10,105
-----------------------------------------------------------------------------------------------
                                                                           --------------------

  Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  Gross unrealized appreciation (depreciation) for fixed maturities by type of issuer was as follows:

-------------------------------------------------------------------------------------------------------
                                                                    December 31, 1997
-------------------------------------------------------------------------------------------------------

                                                     Amortized     Unrealized     Unrealized       Fair
(IN THOUSANDS)                                            Cost   Appreciation   Depreciation      Value
-------------------------------------------------------------------------------------------------------
Federal government bonds.........................   $   7,215     $     261      $      (3)   $   7,473
Foreign government bonds.........................         518            24             --          542
Corporate bonds..................................       1,993            97             --        2,090
-------------------------------------------------------------------------------------------------------
  Total..........................................   $   9,726     $     382      $      (3)   $  10,105
-------------------------------------------------------------------------------------------------------
                                                   ----------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                    December 31, 1996
-------------------------------------------------------------------------------------------------------

                                                     Amortized     Unrealized     Unrealized       Fair
(IN THOUSANDS)                                            Cost   Appreciation   Depreciation      Value
-------------------------------------------------------------------------------------------------------
Federal government bonds.........................   $  10,598     $     427      $     (10)   $  11,015
Foreign government bonds.........................         524            26             --          550
Corporate bonds..................................       1,994            85             --        2,079
-------------------------------------------------------------------------------------------------------
  Total..........................................   $  13,116     $     538      $     (10)   $  13,644
-------------------------------------------------------------------------------------------------------
                                                   ----------------------------------------------------


  B) SHORT-TERM INVESTMENTS: Short-term investments included federal government securities of $7.9 million at December 31, 1996. The Company had no short-term investments at December 31, 1997.

  C) NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS: Unrealized appreciation and depreciation for investments carried at fair value (fixed maturities) as of December 31 were as follows:

----------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                       1997       1996
----------------------------------------------------------------------------------------------------
Unrealized appreciation.......................................................  $     382  $     538
Unrealized depreciation.......................................................         (3)       (10)
                                                                                ---------  ---------
                                                                                      379        528
Less deferred income taxes....................................................       (132)      (184)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation...................................................  $     247  $     344
----------------------------------------------------------------------------------------------------
                                                                                --------------------

  Net unrealized appreciation for investments that are carried at fair value is included as a separate component of Shareholder's Equity, net of deferred income taxes. The net unrealized appreciation (depreciation) for these investments, primarily fixed maturities, during 1997, 1996 and 1995 was ($97,000), ($346,000) and $873,000, respectively.

  D) OTHER: As of December 31, 1997 and 1996, the Company had no concentration of investments in a single investee exceeding 10% of Shareholder's Equity.

NOTE 4 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                             1997       1996       1995
-----------------------------------------------------------------------------------------------------
Fixed maturities....................................................  $     957  $   1,009  $     973
Short-term investments..............................................        354        281        333
                                                                      ---------  ---------  ---------
                                                                          1,311      1,290      1,306
Less investment expenses............................................         20         23         13
-----------------------------------------------------------------------------------------------------
Net investment income...............................................  $   1,291  $   1,267  $   1,293
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized investment gains on bonds for 1997 and 1996 were $116,000 and $14,000, respectively, net of income tax expense of $63,000 and $8,000, respectively. There were no realized investment gains or losses for 1995.

NOTE 5 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Connecticut Insurance Department (the Department) recognizes as net income and surplus (shareholder's equity) those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which may differ from generally accepted accounting principles. As of December 31, 1997, there were no permitted accounting practices utilized by the Company that were materially different from those prescribed by the Department.

  Capital stock of the Company at December 31, 1997 and 1996 consisted of 30,000 shares of common stock authorized, and 25,000 shares issued and outstanding (par value $100).

  The Company's statutory net income was $1.8 million, $308,000 and $397,000 for 1997, 1996 and 1995, respectively. Statutory surplus was $12.2 million and $10.4 million at December 31, 1997 and 1996, respectively. The Connecticut Insurance Holding Company Act limits the amount of annual dividends or other distributions available to shareholders of Connecticut insurance companies without the Department's prior approval. Under current law, the maximum dividend distribution which may be made by the Company during 1998 without prior approval is $1.8 million. The amount of restricted net assets as of December 31, 1997 was approximately $9.9 million. Certain states also require that a minimum level of $10 million of statutory capital and surplus be maintained.

NOTE 6 -- INCOME TAXES

  The Company's net deferred tax asset of $1.4 million and $336,000 as of December 31, 1997 and 1996, respectively, reflects management's belief that the Company's taxable income in future years will be sufficient to realize the net deferred tax asset based on the Company's earnings history and its future expectations. In determining the adequacy of future taxable income, management considered the future reversal of its existing taxable temporary differences and available tax planning strategies that could be implemented, if necessary.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in CIGNA's financial statements in anticipation of the results of these audits. CIGNA resolved all issues relative to the Company arising out of audits for 1991 through 1993, which resulted in no assessment in 1997.

  The tax effect of temporary differences which give rise to deferred income tax assets and liabilities as of December 31 were as follows:

---------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                      1997       1996
---------------------------------------------------------------------------------------------------
Deferred tax assets:
  Other insurance and contractholder liabilities.............................  $   1,252  $     289
  Policy acquisition expenses................................................        261        231
  Investments................................................................          4         --
                                                                               ---------        ---
  Total deferred tax assets..................................................      1,517        520
                                                                               ---------        ---
Deferred tax liabilities:
  Unrealized appreciation on investments.....................................        132        184
---------------------------------------------------------------------------------------------------
Net deferred income tax asset................................................  $   1,385  $     336
---------------------------------------------------------------------------------------------------
                                                                               --------------------

  Total income taxes for 1997, 1996 and 1995 were not significantly different from the amount computed using the nominal federal income tax rate of 35%.

NOTE 7 -- REINSURANCE

  In connection with the disposition discussed in Note 1, the Company terminated its reinsurance arrangement with CGLIC under which the Company had assumed reinsurance from CGLIC effective December 31, 1997. During 1997 and 1996, insurance premiums assumed from CGLIC were $900,000 and $1.2 million, respectively. At December 31, 1996, life insurance in force assumed from CGLIC and related liabilities were $33.4 million and $9.8 million, respectively.

  Effective December 31, 1997, the Company also terminated its two 90% coinsurance arrangements with CGLIC under which substantially all of the Company's life and annuity products had been reinsured. As a result of these arrangements, during 1997 and 1996 the Company ceded premiums and deposits totaling $8.9 million and $43.0 million, respectively, expense and commission allowances of $699,000 and $2.7 million, respectively, and reinsurance recoveries totaling $1.2 million and $1.4 million, respectively. Included in separate account liabilities at December 31, 1996 were funds held under one of the coinsurance arrangements totaling $40.2 million.

  As a result of the termination of the reinsurance arrangements described above, the Company transferred approximately $7 million in both assets and reserves to CGLIC in December 1997.

NOTE 8 -- CONTINGENCIES

  A) REGULATORY AND INDUSTRY DEVELOPMENTS: The Company's businesses are subject to a changing social, economic, legal, legislative and regulatory environment that could affect them. Some of the changes include initiatives to restrict insurance pricing and the application of underwriting standards.

  The National Association of Insurance Commissioners recently approved standardized statutory accounting practices, which are not scheduled to take effect before 1999. The Company has not determined the effect on statutory net income, surplus or liquidity at this time.

  The Company is contingently liable for possible assessments under regulatory requirements pertaining to potential insolvencies of unaffiliated insurance companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. Although future assessments and payments may adversely affect results of operations in future periods, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The eventual effect on the Company of the changing environment in which it operates remains uncertain.

  B) LITIGATION: The Company is routinely engaged in litigation incidental to its business. It is management's opinion that such litigation is not likely to have a material adverse effect on the Company's results of operations, liquidity or financial condition in future periods.

NOTE 9 -- RELATED PARTY TRANSACTIONS

  CGLIC allocates to the Company its share of operating expenses for administrative services provided.

  See Note 7 for information on reinsurance activities with CGLIC.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                      ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS               FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------------------   ----------------------------------------------
                                            LEVERAGED     MIDCAP        SMALL         EQUITY-       HIGH       MONEY
                                  GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME      MARKET     OVERSEAS
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $6,720,542  $2,394,619  $4,468,725    $4,929,689     $7,177,312  $3,026,228  $2,004,732  $1,309,749
Receivable from CIGNA Life
 Insurance Company............      --          --           5,895       --               2,277      --           5,982      --
Receivable for fund shares
 sold.........................       7,193       4,270      --             1,375         --           1,435      --           5,146
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total assets................   6,727,735   2,398,889   4,474,620     4,931,064      7,179,589   3,027,663   2,010,714   1,314,895
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............       7,193       4,270      --             1,375         --           1,435      --           5,146
Payable for fund shares
 purchased....................      --          --           5,895       --               2,277      --           5,982      --
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total liabilities...........       7,193       4,270       5,895         1,375          2,277       1,435       5,982       5,146
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Net assets..................  $6,720,542  $2,394,619  $4,468,725    $4,929,689     $7,177,312  $3,026,228  $2,004,732  $1,309,749
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
Accumulation units
 outstanding..................     533,777     192,937     347,797       454,338        515,383     244,455     186,254     111,798
Net asset value per
 accumulation unit............  $12.590543  $12.411431  $12.848669    $10.850258     $13.926178  $12.379478  $10.763448  $11.715303

                                   FIDELITY VIP II
                                PORTFOLIO SUB-ACCOUNTS
                                ----------------------
                                  ASSET     INVESTMENT
                                 MANAGER    GRADE BOND
                                ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $  811,631  $1,407,763
Receivable from CIGNA Life
 Insurance Company............      --           8,022
Receivable for fund shares
 sold.........................          29      --
                                ----------  ----------
  Total assets................     811,660   1,415,785
                                ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............          29      --
Payable for fund shares
 purchased....................      --           8,022
                                ----------  ----------
  Total liabilities...........          29       8,022
                                ----------  ----------
  Net assets..................  $  811,631  $1,407,763
                                ----------  ----------
                                ----------  ----------
Accumulation units
 outstanding..................      61,335     127,249
Net asset value per
 accumulation unit............  $13.232694  $11.063082

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                        AMT PORTFOLIO SUB-ACCOUNTS
                                     MFS SERIES SUB-ACCOUNTS        ----------------------------------
                                ----------------------------------               LIMITED
                                  TOTAL                   WORLD                  MATURITY
                                  RETURN    UTILITIES   GOVERNMENTS  BALANCED      BOND      PARTNERS
                                ----------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $3,252,639  $  462,293  $ 337,117   $1,073,783  $ 472,317   $5,915,933
Receivable from CIGNA Life
 Insurance Company............      --          --         --           --          8,038       --
Receivable for fund shares
 sold.........................         116          33         24        4,121     --            7,121
                                ----------  ----------  ----------  ----------  ----------  ----------
  Total assets................   3,252,755     462,326    337,141    1,077,904    480,355    5,923,054
                                ----------  ----------  ----------  ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............         116          33         24        4,121     --            7,121
Payable for fund shares
 purchased....................      --          --         --           --          8,038       --
                                ----------  ----------  ----------  ----------  ----------  ----------
  Total liabilities...........         116          33         24        4,121      8,038        7,121
                                ----------  ----------  ----------  ----------  ----------  ----------
  Net assets..................  $3,252,639  $  462,293  $ 337,117   $1,073,783  $ 472,317   $5,915,933
                                ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------
Accumulation units
 outstanding..................     248,453      29,938     33,023       89,317     43,616      375,038
Net asset value per
 accumulation unit............  $13.091558  $15.441911  $10.208648  $12.022153  $10.828905  $15.774212

                                      OCC ACCUMULATION TRUST
                                           SUB-ACCOUNTS
                                ----------------------------------
                                  GLOBAL
                                  EQUITY     MANAGED    SMALL CAP
                                ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $5,621,365  $11,510,878 $2,124,414
Receivable from CIGNA Life
 Insurance Company............      --          --          --
Receivable for fund shares
 sold.........................         201       6,758          76
                                ----------  ----------  ----------
  Total assets................   5,621,566  11,517,636   2,124,490
                                ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............         201       6,758          76
Payable for fund shares
 purchased....................      --          --          --
                                ----------  ----------  ----------
  Total liabilities...........         201       6,758          76
                                ----------  ----------  ----------
  Net assets..................  $5,621,365  $11,510,878 $2,124,414
                                ----------  ----------  ----------
                                ----------  ----------  ----------
Accumulation units
 outstanding..................     452,255     823,864     154,786
Net asset value per
 accumulation unit............  $12.429635  $13.971818  $13.724821

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                           ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                     --------------------------------------------------   ------------------------------------------
                                                 LEVERAGED     MIDCAP        SMALL         EQUITY-       HIGH      MONEY
                                       GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME     MARKET   OVERSEAS
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
INVESTMENT INCOME:
Dividends..........................  $  19,203   $  --       $   2,201   $    --          $  85,115   $ 162,688   $157,804  $15,934

EXPENSES:
Mortality and expense risk and
  administrative charges...........     78,389      27,519      52,169         58,763        81,384      35,105     38,896   15,820
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net investment gain (loss).......    (59,186 )   (27,519 )   (49,968 )      (58,763)        3,731     127,583    118,908      114
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     34,776      --          53,679        164,464       427,936      20,107      --      63,253
Net realized gain (loss) on share
  transactions.....................      6,164         410      (4,949 )         (377)        1,245      (5,780 )    --      (2,737)
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net realized gain................     40,940         410      48,730        164,087       429,181      14,327      --      60,516
Net unrealized gain................  1,246,944     352,205     488,175        341,424     1,001,358     249,616      --      35,170
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net realized and unrealized gain
    on investments.................  1,287,884     352,615     536,905        505,511     1,430,539     263,943      --      95,686
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................  $1,228,698  $ 325,096   $ 486,937   $    446,748     $1,434,270  $ 391,526   $118,908  $95,800
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------


                                       FIDELITY VIP II
                                          PORTFOLIO
                                         SUB-ACCOUNTS
                                     --------------------
                                      ASSET    INVESTMENT
                                     MANAGER   GRADE BOND
                                     --------  ----------
INVESTMENT INCOME:
Dividends..........................  $ 18,286  $  69,813
EXPENSES:
Mortality and expense risk and
  administrative charges...........     8,746     16,842
                                     --------  ----------
  Net investment gain (loss).......     9,540     52,971
                                     --------  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from
  portfolio sponsors...............    45,871     --
Net realized gain (loss) on share
  transactions.....................       128      4,463
                                     --------  ----------
  Net realized gain................    45,999      4,463
Net unrealized gain................    58,841     41,442
                                     --------  ----------
  Net realized and unrealized gain
    on investments.................   104,840     45,905
                                     --------  ----------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................  $114,380  $  98,876
                                     --------  ----------
                                     --------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                           MFS SERIES SUB-ACCOUNTS                 AMT PORTFOLIO SUB-ACCOUNTS
                                     ------------------------------------   ----------------------------------------
                                       TOTAL                    WORLD                       LIMITED
                                       RETURN    UTILITIES   GOVERNMENTS     BALANCED    MATURITY BOND    PARTNERS
                                     ----------  ----------  ------------   -----------  -------------  ------------
INVESTMENT INCOME:
Dividends..........................  $  --       $  --       $     5,395    $   14,624   $    19,825    $    11,350

EXPENSES:
Mortality and expense risk and
  administrative charges...........     37,682       4,605         4,309        12,533         4,854         64,153
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net investment gain (loss).......    (37,682 )    (4,605 )       1,086         2,091        14,971        (52,803)
                                     ----------  ----------  ------------   -----------  -------------  ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     --          --             2,445        37,535       --             174,803
Net realized gain (loss) on share
  transactions.....................     11,805          43           191           232           441            982
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net realized gain................     11,805          43         2,636        37,767           441        175,785
Net unrealized gain (loss).........    546,882     104,030       (10,473)      112,500         4,249      1,110,370
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net realized and unrealized gain
    (loss) on investments..........    558,687     104,073        (7,837)      150,267         4,690      1,286,155
                                     ----------  ----------  ------------   -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........  $ 521,005   $  99,468   $    (6,751)   $  152,358   $    19,661    $ 1,233,352
                                     ----------  ----------  ------------   -----------  -------------  ------------
                                     ----------  ----------  ------------   -----------  -------------  ------------


                                       OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                     ---------------------------------------
                                       GLOBAL
                                       EQUITY        MANAGED      SMALL CAP
                                     -----------   ------------   ----------
INVESTMENT INCOME:
Dividends..........................  $   27,188    $    88,706    $   7,191
EXPENSES:
Mortality and expense risk and
  administrative charges...........      69,185        131,267       21,051
                                     -----------   ------------   ----------
  Net investment gain (loss).......     (41,997)       (42,561)     (13,860)
                                     -----------   ------------   ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     257,605        272,444       50,712
Net realized gain (loss) on share
  transactions.....................       2,292          5,354       (1,357)
                                     -----------   ------------   ----------
  Net realized gain................     259,897        277,798       49,355
Net unrealized gain (loss).........     365,823      1,563,433      239,214
                                     -----------   ------------   ----------
  Net realized and unrealized gain
    (loss) on investments..........     625,720      1,841,231      288,569
                                     -----------   ------------   ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........  $  583,723    $ 1,798,670    $ 274,709
                                     -----------   ------------   ----------
                                     -----------   ------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                 FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                           ---------------------------------------------------   --------------------------------------------------
                                         LEVERAGED     MIDCAP         SMALL        EQUITY-                     MONEY
                             GROWTH        ALLCAP      GROWTH      CAPITALIZATION   INCOME     HIGH INCOME     MARKET     OVERSEAS
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
OPERATIONS:
Net investment gain
 (loss)..................  $  (59,186)   $  (27,519) $  (49,968)   $  (58,763)   $    3,731    $  127,583    $  118,908  $      114
Net realized gain........      40,940           410      48,730       164,087       429,181        14,327        --          60,516
Net unrealized gain......   1,246,944       352,205     488,175       341,424     1,001,358       249,616        --          35,170
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
  Net increase from
    operations...........   1,228,698       325,096     486,937       446,748     1,434,270       391,526       118,908      95,800
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits.....     632,495       364,982     305,946       553,717       619,654       660,410     3,351,621     187,724
Participant transfers....     554,089       135,412     581,485       178,738       624,627       209,382    (4,817,778)    213,482
Participant
 withdrawals.............     (91,104)      (21,611)    (53,293)      (94,087)     (169,892)     (124,736)     (188,209)     (8,681)
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
  Net increase (decrease)
    from participant
    transactions.........   1,095,480       478,783     834,138       638,368     1,074,389       745,056    (1,654,366)    392,525
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
    Total increase
      (decrease) in net
      assets.............   2,324,178       803,879   1,321,075     1,085,116     2,508,659     1,136,582    (1,535,458)    488,325
NET ASSETS:
Beginning of period......   4,396,364     1,590,740   3,147,650     3,844,573     4,668,653     1,889,646     3,540,190     821,424
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
End of period............  $6,720,542    $2,394,619  $4,468,725    $4,929,689    $7,177,312    $3,026,228    $2,004,732  $1,309,749
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------
                           -----------   ----------  -----------   -----------   -----------   -----------   ----------  ----------


                           FIDELITY VIP II PORTFOLIO
                                 SUB-ACCOUNTS
                           -------------------------
                              ASSET      INVESTMENT
                             MANAGER     GRADE BOND
                           -----------  ------------
OPERATIONS:
Net investment gain
 (loss)..................  $     9,540  $    52,971
Net realized gain........       45,999        4,463
Net unrealized gain......       58,841       41,442
                           -----------  ------------
  Net increase from
    operations...........      114,380       98,876
                           -----------  ------------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits.....       51,260      153,852
Participant transfers....      151,731       81,144
Participant
 withdrawals.............       (5,051)     (75,871)
                           -----------  ------------
  Net increase (decrease)
    from participant
    transactions.........      197,940      159,125
                           -----------  ------------
    Total increase
      (decrease) in net
      assets.............      312,320      258,001
NET ASSETS:
Beginning of period......      499,311    1,149,762
                           -----------  ------------
End of period............  $   811,631  $ 1,407,763
                           -----------  ------------
                           -----------  ------------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                             AMT PORTFOLIO SUB-ACCOUNTS
                                       MFS SERIES SUB-ACCOUNTS         --------------------------------------
                                -------------------------------------                 LIMITED
                                   TOTAL                     WORLD                    MATURITY
                                  RETURN      UTILITIES   GOVERNMENTS   BALANCED        BOND       PARTNERS
                                -----------  -----------  -----------  -----------  ------------  -----------
OPERATIONS:
Net investment gain (loss)....   $ (37,682)   $  (4,605)   $   1,086    $   2,091    $   14,971   $  (52,803)
Net realized gain.............      11,805           43        2,636       37,767           441      175,785
Net unrealized gain (loss)....     546,882      104,030      (10,473)     112,500         4,249    1,110,370
                                -----------  -----------  -----------  -----------  ------------  -----------
  Net increase (decrease) from
    operations................     521,005       99,468       (6,751)     152,358        19,661    1,233,352
                                -----------  -----------  -----------  -----------  ------------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........     292,867       43,369       33,996       62,974        90,047      589,901
Participant transfers.........     298,337       78,307       32,150      109,370       100,274      890,633
Participant withdrawals.......     (74,238)      (5,948)        (831)      (4,430)      (26,296)    (124,163)
                                -----------  -----------  -----------  -----------  ------------  -----------
  Net increase from
    participant
    transactions..............     516,966      115,728       65,315      167,914       164,025    1,356,371
                                -----------  -----------  -----------  -----------  ------------  -----------
    Total increase in net
      assets..................   1,037,971      215,196       58,564      320,272       183,686    2,589,723
NET ASSETS:
Beginning of period...........   2,214,668      247,097      278,553      753,511       288,631    3,326,210
                                -----------  -----------  -----------  -----------  ------------  -----------
End of period.................   $3,252,639   $ 462,293    $ 337,117    $1,073,783   $  472,317   $5,915,933
                                -----------  -----------  -----------  -----------  ------------  -----------
                                -----------  -----------  -----------  -----------  ------------  -----------


                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                -------------------------------------
                                  GLOBAL
                                  EQUITY       MANAGED     SMALL CAP
                                -----------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....  $   (41,997) $   (42,561) $   (13,860)
Net realized gain.............      259,897      277,798       49,355
Net unrealized gain (loss)....      365,823    1,563,433      239,214
                                -----------  -----------  -----------
  Net increase (decrease) from
    operations................      583,723    1,798,670      274,709
                                -----------  -----------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........      448,478    1,390,886      192,397
Participant transfers.........      486,897    1,933,014      531,702
Participant withdrawals.......      (95,846)    (229,819)     (13,268)
                                -----------  -----------  -----------
  Net increase from
    participant
    transactions..............      839,529    3,094,081      710,831
                                -----------  -----------  -----------
    Total increase in net
      assets..................    1,423,252    4,892,751      985,540
NET ASSETS:
Beginning of period...........    4,198,113    6,618,127    1,138,874
                                -----------  -----------  -----------
End of period.................  $ 5,621,365  $11,510,878  $ 2,124,414
                                -----------  -----------  -----------
                                -----------  -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                 ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                  FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                         ------------------------------------------------------   ------------------------------------------------
                                       LEVERAGED     MIDCAP          SMALL          EQUITY-                     MONEY
                            GROWTH       ALLCAP      GROWTH      CAPITALIZATION      INCOME      HIGH INCOME    MARKET    OVERSEAS
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
Inception Date.........  February 23,   February   January 19,    February 9,     February 20,     May 17,     February   May 13,
                             1996       9, 1996       1996            1996            1996          1996       22, 1996     1996
OPERATIONS:
Net investment gain
 (loss)................   $  (21,816)  $   (7,549) $  (14,877)     $  (19,633)     $  (23,420)   $    (7,249) $  86,432   $ (2,735)
Net realized gain
 (loss)................       23,542       (3,529)      7,948           2,917           1,656            (10)    --              7
Net unrealized gain
 (loss)................      186,010       21,298     128,511          (9,354)        317,747         74,586     --         38,035
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase
    (decrease) from
    operations.........      187,736       10,220     121,582         (26,070)        295,983         67,327     86,432     35,307
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...    3,317,873    1,651,397   1,942,260       2,839,597       3,239,285      1,400,589  13,217,666   333,797
Participant
 transfers.............      925,179      299,414   1,093,142       1,040,987       1,177,728        422,934  (9,729,196)  453,233
Participant
 withdrawals...........      (34,424)    (370,291)     (9,334)         (9,941)        (44,343)        (1,204)   (34,712 )     (913)
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase from
    participant
    transactions.......    4,208,628    1,580,520   3,026,068       3,870,643       4,372,670      1,822,319  3,453,758    786,117
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
    Total increase in
      net assets.......    4,396,364    1,590,740   3,147,650       3,844,573       4,668,653      1,889,646  3,540,190    821,424
NET ASSETS:
Beginning of period....      --            --          --             --              --             --          --          --
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
End of period..........   $4,396,364   $1,590,740  $3,147,650      $3,844,573      $4,668,653    $ 1,889,646  $3,540,190  $821,424
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------

                            FIDELITY VIP II
                               PORTFOLIO
                             SUB-ACCOUNTS
                         ---------------------
                          ASSET    INVESTMENT
                         MANAGER   GRADE BOND
                         --------  -----------
Inception Date.........  March 1,   March 1,
                           1996       1996
OPERATIONS:
Net investment gain
 (loss)................  $ (2,834) $   (6,076)
Net realized gain
 (loss)................       277         568
Net unrealized gain
 (loss)................    36,730      34,504
                         --------  -----------
  Net increase
    (decrease) from
    operations.........    34,173      28,996
                         --------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...   387,774   1,037,858
Participant
 transfers.............    78,318      87,046
Participant
 withdrawals...........      (954)     (4,138)
                         --------  -----------
  Net increase from
    participant
    transactions.......   465,138   1,120,766
                         --------  -----------
    Total increase in
      net assets.......   499,311   1,149,762
NET ASSETS:
Beginning of period....     --         --
                         --------  -----------
End of period..........  $499,311  $1,149,762
                         --------  -----------
                         --------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                       MFS SERIES SUB-ACCOUNTS                   AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------   -------------------------------------------
                                   TOTAL                      WORLD                        LIMITED
                                   RETURN      UTILITIES   GOVERNMENTS     BALANCED     MATURITY BOND     PARTNERS
                                ------------   ---------   -----------   ------------   -------------   ------------
Inception Date................  February 22,   March 15,    February     February 22,   February 20,    February 20,
                                    1996         1996       20, 1996         1996           1996            1996
OPERATIONS:
Net investment gain (loss)....   $   23,621    $  4,322     $ (1,037)      $ (3,107)      $  3,863       $  (15,319)
Net realized gain (loss)......       14,916      14,917            1          3,139         (5,482)           3,215
Net unrealized gain...........       76,713       7,903        6,883         21,429          7,496          385,732
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    operations................      115,250      27,142        5,847         21,461          5,877          373,628
                                ------------   ---------   -----------   ------------   -------------   ------------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........    1,686,151     185,211      179,597        539,940        252,711        2,214,066
Participant transfers.........      421,178      38,655       93,230        198,384         34,153          744,129
Participant withdrawals.......       (7,911)     (3,911)        (121)        (6,274)        (4,110)          (5,613)
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    participant
    transactions..............    2,099,418     219,955      272,706        732,050        282,754        2,952,582
                                ------------   ---------   -----------   ------------   -------------   ------------
    Total increase in net
      assets..................    2,214,668     247,097      278,553        753,511        288,631        3,326,210
NET ASSETS:
Beginning of period...........      --            --          --             --             --              --
                                ------------   ---------   -----------   ------------   -------------   ------------
End of period.................   $2,214,668    $247,097     $278,553       $753,511       $288,631       $3,326,210
                                ------------   ---------   -----------   ------------   -------------   ------------
                                ------------   ---------   -----------   ------------   -------------   ------------

                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                -------------------------------------
                                  GLOBAL
                                  EQUITY      MANAGED      SMALL CAP
                                ----------  ------------   ----------
Inception Date................   February   February 20,    March 1,
                                 9, 1996        1996          1996
OPERATIONS:
Net investment gain (loss)....  $   (6,397)  $  (32,112)   $   (5,334)
Net realized gain (loss)......      31,496       16,367           337
Net unrealized gain...........     225,407      599,532        88,887
                                ----------  ------------   ----------
  Net increase from
    operations................     250,506      583,787        83,890
                                ----------  ------------   ----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........   3,457,047    5,309,052       762,200
Participant transfers.........     878,847    1,293,574       293,019
Participant withdrawals.......    (388,287)    (568,286)         (235)
                                ----------  ------------   ----------
  Net increase from
    participant
    transactions..............   3,947,607    6,034,340     1,054,984
                                ----------  ------------   ----------
    Total increase in net
      assets..................   4,198,113    6,618,127     1,138,874
NET ASSETS:
Beginning of period...........      --          --             --
                                ----------  ------------   ----------
End of period.................  $4,198,113   $6,618,127    $1,138,874
                                ----------  ------------   ----------
                                ----------  ------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CIGNA Variable Annuity Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of CIGNA Life Insurance Company (CIGNA Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Account are not available to meet the general obligations of CIGNA Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio
       Alger American Leveraged AllCap Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio
       High Income Portfolio
       Money Market Portfolio
       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio
       AMT Limited Maturity Bond Portfolio
       AMT Partners Portfolio

    OCC ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    Effective January 1, 1998, CG Life sold its individual variable annuity business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CIGNA Life.

C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CIGNA Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.  INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

----------------------------------------------------------------------------------
                                                                         COST OF
SUB-ACCOUNT                                              SHARES HELD   INVESTMENTS
----------------------------------------------------------------------------------
Alger American Growth Portfolio........................      157,169   $ 5,287,588
Alger American Leveraged AllCap Portfolio..............      103,350     2,021,116
Alger American MidCap Growth Portfolio.................      184,811     3,852,039
Alger American Small Capitalization Portfolio..........      112,679     4,597,618
Fidelity Equity-Income Portfolio.......................      295,606     5,858,209
Fidelity High Income Portfolio.........................      222,844     2,702,027
Fidelity Money Market Portfolio........................    2,004,732     2,004,732
Fidelity Overseas Portfolio............................       68,216     1,236,544
Fidelity Asset Manager Portfolio.......................       45,066       716,060
Fidelity Investment Grade Bond Portfolio...............      112,083     1,331,817
MFS Total Return Series................................      195,589     2,629,044
MFS Utilities Series...................................       25,697       350,360
MFS World Governments Series...........................       33,018       340,708
AMT Balanced Portfolio.................................       60,325       939,854
AMT Limited Maturity Bond Portfolio....................       33,450       460,572
AMT Partners Portfolio.................................      287,181     4,419,831
OCC Global Equity Portfolio............................      392,553     5,030,135
OCC Managed Portfolio..................................      271,611     9,347,906
OCC Small Cap Portfolio................................       80,562     1,796,320
----------------------------------------------------------------------------------

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each mutual fund, for the year ended December 31, 1997, amounted to:

---------------------------------------------------------------------
SUB-ACCOUNT                                    PURCHASES     SALES
---------------------------------------------------------------------
Alger American Growth Portfolio..............  $1,424,959  $  353,889
Alger American Leveraged AllCap Portfolio....     546,534      95,270
Alger American MidCap Growth Portfolio.......   1,168,070     330,221
Alger American Small Capitalization
  Portfolio..................................   1,319,694     575,626
Fidelity Equity-Income Portfolio.............   1,900,443     394,385
Fidelity High Income Portfolio...............   1,473,203     580,456
Fidelity Money Market Portfolio..............   3,662,896   5,198,354
Fidelity Overseas Portfolio..................     633,677     177,785
Fidelity Asset Manager Portfolio.............     297,527      44,176
Fidelity Investment Grade Bond Portfolio.....     464,233     252,137
MFS Total Return Series......................     726,219     246,935
MFS Utilities Series.........................     164,417      53,294
MFS World Governments Series.................     101,617      32,770
AMT Balanced Portfolio.......................     277,567      70,027
AMT Limited Maturity Bond Portfolio..........     322,764     143,768
AMT Partners Portfolio.......................   1,803,515     325,144
OCC Global Equity Portfolio..................   1,347,450     292,313
OCC Managed Portfolio........................   3,879,160     555,203
OCC Small Cap Portfolio......................     928,032     180,342
---------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS

    CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable sub-account the daily equivalent of 1.20%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.

    CIGNA Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

    As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CIGNA Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $16,358, were deducted for the year ended December 31, 1997.

    For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participant. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
anniversary. The optional death benefit fees, for the variable sub-accounts, amounted to $1,230 during the year ended December 31, 1997.

    Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees, for the variable sub-accounts, were deducted for the year ended December 31, 1997.

    The fees charged by CIGNA Life for mortality and expense risks and administrative fees, from the variable sub-accounts, for the year ended December 31, 1997, amounted to:

   -------------------------------------------------------------------------------------------
                                                                           MORTALITY
                                                                              AND
                                                                            EXPENSE    ASSET BASED
                                                                             RISK      ADMINISTRATIVE
SUB-ACCOUNT                                                                  FEES         FEES
--------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................   $  72,359    $   6,030
Alger American Leveraged AllCap Portfolio...............................      25,402        2,117
Alger American MidCap Growth Portfolio..................................      48,156        4,013
Alger American Small Capitalization Portfolio...........................      54,243        4,520
Fidelity Equity-Income Portfolio........................................      75,124        6,260
Fidelity High Income Portfolio..........................................      32,405        2,700
Fidelity Money Market Portfolio.........................................      35,904        2,992
Fidelity Overseas Portfolio.............................................      14,603        1,217
Fidelity Asset Manager Portfolio........................................       8,073          673
Fidelity Investment Grade Bond Portfolio................................      15,546        1,296
MFS Total Return Series.................................................      34,783        2,899
MFS Utilities Series....................................................       4,251          354
MFS World Governments Series............................................       3,978          331
AMT Balanced Portfolio..................................................      11,569          964
AMT Limited Maturity Bond Portfolio.....................................       4,481          373
AMT Partners Portfolio..................................................      59,218        4,935
OCC Global Equity Portfolio.............................................      63,863        5,322
OCC Managed Portfolio...................................................     121,170       10,097
OCC Small Cap Portfolio.................................................      19,432        1,619
-------------------------------------------------------------------------------------------

    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CIGNA Life for the variable sub-accounts, for the year ended December 31, 1997, amounted to $18,345.

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CIGNA
Life Insurance Company and Participants of the
CIGNA Variable Annuity Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CIGNA Variable Annuity Separate Account I, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements (provided in the Statement of Additional
Information)

     (1) Registrant


        (A) Statements of Assets and Liabilities as of December 31, 1997 and December 31, 1996



        (B) Statement of Operations for the Periods (as defined in the financial statements) ended December 31, 1997.



        (C) Statement of Changes in Net Assets for the Periods (as defined in the financial statements) ended December 31, 1997 and December 31, 1996.


     (2) Depositor


        (A) Consolidated Statements of Income and Retained Earnings for the Years Ended December 31, 1997, 1996 and 1995.



        (B) Consolidated Balance Sheets As of December 31, 1997 and 1996.



        (C) Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995.


    (b) Exhibits

     (1) Resolution of Board of Directors of CIGNA Life Insurance Company Dated As of October 11, 1994 Authorizing Establishment of Registrant**

     (2) Not Applicable


     (3) Form of Selling Agreement among CIGNA Life Insurance Company, CIGNA Financial Advisors, Inc. as principal underwriter, and selling dealers***



     (4) Form of CIGNA Life Insurance Company Variable Annuity Contract Form Number AN 420, together with Optional Methods of Settlement Riders (Form Numbers AR 420 and AR 421).**



     (5) Form of application or order to purchase Which May Be Used in Connection with the Contract Shown As Exhibit (4)(A), and Addendum (Form Numbers B10242 and B10243)**


     (6) (A) Certificate of Incorporation (Charter) of CIGNA Life Insurance Company, as amended**

        (B)  By-Laws of CIGNA Life Insurance Company**

     (7) Not Applicable

     (8) Not Applicable


     (9) Opinion and Consent of Mark A. Parsons, Esq., Chief Counsel, of CIGNA Corporation



    (10) (A)  Consent of Price Waterhouse LLP



        (B)  Consent of George N. Gingold, Esq.


    (11) Not Applicable

    (12) Not Applicable

    (13) Schedules for Computation of Performance Data**

    (14) Not Applicable

    (15) Power of Attorney Authorizing Signature of Any and All Amendments to This Registration Statement

    * Incorporated by reference to initial filing of this Form N-4 Registration Statement (File No. 33-90984) made on April 6, 1995.

    ** Incorporated by reference to Pre-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-90984) filed on August 23, 1995.


    *** Incorporated by reference to Post-Effective Amendment No. 3 to this Form
        N-4 Registration Statement (File No. 33-90984) filed on April 22, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of each of the directors and officers of CIGNA Life Insurance Company (the "Company") is the company's Home Office, 900 Cottage Grove Road, Bloomfield, Connecticut. The mailing address is Hartford, CT 06152.

DIRECTORS AND OFFICERS OF DEPOSITOR


NAME                                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------  ---------------------------------------------------------------------
Thomas C. Jones          President (Principal Executive Officer) and Director
John Wilkinson           Vice President and Actuary (Principal Financial Officer)
Dominic A. DellaVolpe    Assistant Vice President (Principal Accounting Officer)
David C. Kopp            Corporate Secretary
Andrew G. Helming        Secretary
Stephen C. Stachelek     Treasurer
Harold W. Albert         Director
Robert W. Burgess        Director
John G. Day              Director
H. Edward Hanway         Director and Chairman of the Board
Carol M. Olsen           Director
Marc L. Preminger        Director


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    There follows a chart of persons controlled by or under common control with the Depositor. The consolidated financial statements of the Depositor include the accounts of the Depositor and its wholly-owned subsidiaries.

    Chart incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File 33-83020), filed February 26, 1997.

ITEM 27.  NUMBER OF PURCHASERS


    As of December 31, 1997 there were 792 owners of the Contracts.


ITEM 28.  INDEMNIFICATION

    The answer to this Item 28 is incorporated by reference to Item 28 of Post-Effective Amendment No. 6 to N-4 Registration Statement on Form N-4 (File 33-83020) filed on February 26, 1997.

ITEM 29.  PRINCIPAL UNDERWRITER


    The Registrant's principal underwriter is CIGNA Financial Advisors, Inc. ("CFA"), 900 Cottage Grove Road, Bloomfield, Connecticut (mailing address Hartford, Connecticut 06152). CFA also acts as the general distributor for variable annuity contracts and variable life insurance policies issued by the Connecticut General Life Insurance Company. Deferred sales charges of $18,345 were paid on the variable portion of the Contracts during the year ended December 31, 1997.


    The investment companies for which CFA acts as a principal underwriter are:


CG Variable Annuity Separate Account
CG Variable Annuity Separate Account II
CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II
CIGNA Variable Annuity Separate Account I

DIRECTORS AND OFFICERS OF PRINCIPAL UNDERWRITER


NAME                                    POSITIONS AND OFFICES WITH UNDERWRITER
----------------------  ----------------------------------------------------------------------
J. Michael Hemp         President
Todd R. Stephenson      Senior Vice President and Chief Operating Officer
Carolyn P. Brody        Vice President
Joy P. McConnell        Vice President
Priscilla S. Brown      Vice President
Philip L. Holstein      Vice President
Karen R. Matheson       Director and Vice President
John M. Behrendt        Vice President
Janet C. Whitney        Vice President and Treasurer
Robert A. Picarello     Chief Counsel and Assistant Secretary
H. Edward Cohen         Assistant Vice President
Karen E. Goldman        Assistant Vice President
C. Suzanne Womack       Secretary
Gil L. Bearman          Assistant Secretary
Brian S. Becker         Assistant Secretary
Renee L. Becks          Assistant Secretary
Gail Black              Assistant Treasurer
Walter W. Bonham, Jr.   Assistant Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by CIGNA Life Insurance Company at its Home Office at 900 Cottage Grove Road, Bloomfield, Connecticut (mailing address Hartford, CT 06152).

ITEM 31.  MANAGEMENT SERVICES

    All management policies are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post effective amendment to this registration statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premium Payments under the Contracts may be accepted.

    (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

    (c) Registrant undertakes to deliver promptly, upon written or oral request made to CIGNA Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or contract owners.

FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SECTION 403(b) REPRESENTATION

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-4 (File No. 33-90984) to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 10th day of April, 1998. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                          CIGNA VARIABLE ANNUITY SEPARATE
                                          ACCOUNT I
                                          (Registrant)

                                          By         /s/ THOMAS C. JONES
                                            ------------------------------------

                                                      Thomas C. Jones
                                                   PRESIDENT AND DIRECTOR
                                                CIGNA Life Insurance Company


                                          CIGNA LIFE INSURANCE COMPANY
                                          (Depositor)

                                          By         /s/ THOMAS C. JONES
                                            ------------------------------------

                                                      Thomas C. Jones
                                                   PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-90984) has been signed below on April 13th, 1998 in the capacities indicated:



                      SIGNATURE                                                   TITLE
------------------------------------------------------  ---------------------------------------------------------

                 /s/ THOMAS C. JONES
     -------------------------------------------        President and Director
                   Thomas C. Jones                       (Principal Executive Officer)

                  /s/ JOHN WILKINSON
     -------------------------------------------        Vice President and Actuary
                    John Wilkinson                       (Principal Financial Officer)

              /s/ DOMINIC A. DELLAVOLPE*
     -------------------------------------------        Assistant Vice President
                Dominic A. DellaVolpe                    (Principal Accounting Officer)

                /s/ HAROLD W. ALBERT*
     -------------------------------------------        Director
                   Harold W. Albert

                /s/ ROBERT W. BURGESS*
     -------------------------------------------        Director
                  Robert W. Burgess

                   /s/ JOHN G. DAY*
     -------------------------------------------        Director
                     John G. Day

                /s/ H. EDWARD HANWAY*
     -------------------------------------------        Director
                   H. Edward Hanway

                 /s/ CAROL M. OLSEN*
     -------------------------------------------        Director
                    Carol M. Olsen

                /s/ MARC L. PREMINGER*
     -------------------------------------------        Director
                  Marc L. Preminger

             *By       /s/ JOHN WILKINSON
         ---------------------------------------
                    John Wilkinson
                   ATTORNEY-IN-FACT
            (A Majority of the Directors)

                               POWER OF ATTORNEY


    We, the undersigned directors and officers of CIGNA Life Insurance Company, hereby severally constitute and appoint John Wilkinson, Mark A. Parsons and David C. Kopp, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 33-90984 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.



    WITNESS our hands and common seal on this 10th day of April, 1998.



             SIGNATURE                         TITLE
-----------------------------------  -------------------------

        /s/ THOMAS C. JONES          President and Director
-----------------------------------  (Principal Executive
          Thomas C. Jones            Officer)

                                     Vice President and
        /s/ JOHN WILKINSON           Actuary
-----------------------------------  (Principal Financial
          John Wilkinson             Officer)

     /s/ DOMINIC A. DELLAVOLPE       Assistant Vice President
-----------------------------------  (Principal Accounting
       Dominic A. DellaVolpe         Officer)

       /s/ HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

       /s/ ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

          /s/ JOHN G. DAY
-----------------------------------  Director
            John G. Day

       /s/ H. EDWARD HANWAY
-----------------------------------  Director
         H. Edward Hanway

        /s/ CAROL M. OLSEN
-----------------------------------  Director
          Carol M. Olsen

       /s/ MARC L. PREMINGER
-----------------------------------  Director
         Marc L. Preminger